UNITED
                    FUNDS, INC.
                       United Bond Fund
                       United Income Fund
                       United Accumulative Fund
                       United Science and Technology Fund

                    ANNUAL
                    REPORT
                    -------------------------------------------
                    For the fiscal year ended December 31, 1997

UNITED BOND FUND
MANAGER'S LETTER
DECEMBER 31, 1997
---------------------------------------------------------------------------

Dear Shareholder:


This report relates to the operation of the United Bond Fund for the fiscal year ended December 31, 1997. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

Interest rates declined marginally in 1997, rising in the first quarter and declining for most of the rest of the year. The overall decline in rates was attributable to a material decline in U.S. inflation and, later in the year, the financial problems in Asia, as foreign investors sought a safe haven for their capital and invested in U.S. Dollar Treasury Bonds. Corporate bonds performed well in the prevailing economic environment. Corporate cash flows were healthy and, with rising stock prices and lower interest rates, many corporations tendered for existing debt and substituted lower yield debt or issued equity, thereby improving the credit quality of borrowers and compressing the spread between corporate and Treasury debt.

The Fund maintained an above average weighting in corporate bonds relative to its peers and relevant indexes. These holdings, and an interest rate sensitivity higher than its peers in a declining interest rate market, helped the Fund's relative performance. One technique that we continued is the use of so-called putable bonds (bonds that give the owner the right to sell them back to the issuing corporation at a stated time prior to maturity). This has the effect of increasing the sensitivity of bond prices to declining interest rates, and conversely muting a bond's sensitivity to increasing rates. During periods in which rates are more volatile, the "imbedded option" in these bonds becomes more valuable.

The strategies and techniques we applied during the year resulted in the Fund's performance remaining fairly consistent with the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the bond market (the Salomon Brothers Broad Investment Grade Bond Index) and the universe of funds with similar objectives (the Lipper Corporate Debt Funds A-Rated Universe Average). The Fund's low exposure to Asian bonds aided relative performance late in the year. We have chosen to use the Salomon Brothers Index beginning with this year's Annual Report to reflect the performance of the bond market, instead of the Lehman Brothers Government/Corporate Bond Index that had been presented in prior years. We believe that the Salomon Brothers Index provides a more accurate basis for comparing the Fund's performance to the performance of the types of fixed income securities in which the Fund invests. Both indexes are presented on the following page in this year's Annual Report for comparison purposes.

We expect several factors to favorably affect the Fund's near-term performance. The Asian financial crisis should slow the U.S. economy. This, in turn, should dampen any inflationary pressure, which could encourage the Federal Reserve to ease short-term interest rates. The extent to which interest rates will decline depends on how the Asian crisis plays out. With respect to less extraordinary factors, such as U.S. fiscal policy and world commodity prices, the government seems to be on a route toward a balanced budget and commodity disruptions, like oil embargoes, do not appear imminent. Only the overhang of longer-term fiscal problems like Social Security funding and Medicare financing seems to be keeping rates from falling to a "normal" relationship to very low levels of inflation. Given our outlook for a slowing economy, we intend to further increase the average credit quality of the Fund's portfolio, maintain a longer than normal sensitivity to interest rates, and maintain a relatively liquid portfolio of corporate bonds. We will keep a close eye on opportunities abroad as the disruptions in the Far East may present opportunities for higher yield and greater total return.

Thank you very much for your continued support and confidence.



Respectfully,
James C. Cusser
Manager, United Bond Fund

             Comparison of Change in Value of $10,000 Investment in
                       United Bond Fund, Class A Shares,
              The Lehman Brothers Government/Corporate Bond Index,
                 Salomon Brothers Broad Investment Grade Index,
          and The Lipper Corporate Debt Funds A-Rated Universe Average

                             Lehman                        Lipper
               United      Brothers        Salomon      Corporate
               Bond     Government/       Brothers     Debt Funds
               Fund       Corporate          Broad        A-Rated
               Class A         Bond     Investment       Universe
               Shares         Index    Grade Index        Average
               ------   -----------     ----------     ----------
12/31/87Purchase9,425        10,000         10,000         10,000
12/31/88       10,273        10,759         10,799         10,729
12/31/89       11,362        12,290         12,358         12,063
12/31/90       11,844        13,309         13,482         12,874
12/31/91       14,068        15,455         15,635         15,000
12/31/92       15,124        16,625         16,821         16,085
12/31/93       17,119        18,464         18,485         17,888
12/31/94       16,134        17,816         17,959         17,059
12/31/95       19,442        21,244         21,291         20,189
12/31/96       20,064        21,861         22,061         20,691
12/31/97       22,024        23,994         24,184         22,574

+++++ United Bond Fund, Class A Shares* -- $22,024
----- Lehman Bros Gov't/Corp Bond Index -- $23,994
 ...... Salomon Brothers Broad Investment Grade Index --$24,184
===== Lipper Corporate Debt Funds A-Rated Universe Average -- $22,574

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

         Average Annual Total Return +
                    Class A++  Class Y
         -----------------------------

Year Ended
   12/31/97        3.45%       9.91%
5 Years Ended
   12/31/97         6.53%      N/A
10 Years Ended
   12/31/97         8.21%      N/A
Life of Class Y +++ N/A        8.08%

  + Total return for the Class Y shares may be greater than that of the Class A shares because the Fund's Class Y shares are not subject to a sales load or 12b-1 fees.
 ++ Performance data quoted represents past performance and is based on deduction of a 5.75% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
+++ 6/19/95 (the date on which Fund Class Y shares were first acquired by shareholders) through 12/31/97.

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
----------------------------------------------------------------------
UNITED BOND FUND

PORTFOLIO STRATEGY:
Corporate and government   OBJECTIVE:   Reasonable return with emphasis on
  bonds                                 the preservation of principal.
Maximum 10% Non-Debt
  Securities                STRATEGY:   Invests in bonds issued by companies in
                                        a variety of industries and in
                                        government securities.

                             FOUNDED:   1964

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Fiscal Year Ended December 31, 1997
-------------------------------------------

DIVIDENDS PAID                   $0.40
                                 =====

NET ASSET VALUE ON
  12/31/97                       $6.32
  12/31/96                        6.14
                                 -----
CHANGE PER SHARE                 $0.18
                                 =====



Past performance is not necessarily an indication of future results.



TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 12-31-97               3.45%          9.77%
 5-year period ended 12-31-97               6.53%          7.80%
10-year period ended 12-31-97               8.21%          8.86%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1997, United Bond Fund had net assets totaling $528,695,783 invested in a diversified portfolio of:

   95.66% Bonds
    4.34% Cash and Cash Equivalents




As a shareholder of United Bond Fund, for every $100 you had invested on December 31, 1997, your Fund owned:

Bonds:
 Corporate                 $65.12
 U.S. Government            23.29
 Other Government            7.25
Cash and Cash Equivalents    4.34


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 5.36%
 Dow Capital B.V.,
   9.0%, 5-15-2010 .......................   $ 5,000  $   5,911,950
 Dow Chemical Company (The),
   8.55%, 10-15-2009 .....................     5,000      5,769,300
 Procter & Gamble Company (The),
   8.0%, 9-1-2024 ........................    10,000     12,008,700
 Rohm & Haas,
   9.375%, 11-15-2019 ....................     4,250      4,637,812
   Total .................................               28,327,762

Communication - 6.26%
 Bell Telephone Company of Pennsylvania (The),
   8.35%, 12-15-2030 .....................     5,000      6,228,550
 BellSouth Telecommunications, Inc.,
   5.85%, 11-15-2045 .....................     3,000      3,019,350
 Brooks Fiber Properties, Inc.,
   0.0%, 3-1-2006 (A) ....................     3,750      3,112,500
 Centel Capital Corporation,
   9.0%, 10-15-2019 ......................     3,000      3,693,780
 Jones Intercable, Inc.,
   9.625%, 3-15-2002 .....................     2,500      2,681,250
 Tele-Communications, Inc.,
   6.58%, 2-15-2005 ......................     7,500      7,987,875
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     4,000      4,488,080
 Videotron Holdings Plc,
   0.0%, 7-1-2004 (A) ....................     2,000      1,904,960
   Total .................................               33,116,345

Depository Institutions - 10.72%
 AmSouth Bancorporation,
   6.75%, 11-1-2025 ......................     6,000      6,147,780
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-2005 ......................     1,500      1,545,000
 Citicorp,
   9.5%, 2-1-2002 ........................     4,500      5,011,830
 J.P. Morgan & Co. Incorporated,
   7.54%, 1-15-2027 ......................     5,000      5,079,300
 Kansallis-Osake-Pankki,
   10.0%, 5-1-2002 .......................     6,000      6,818,340
 NBD Bank, National Association,
   8.25%, 11-1-2024 ......................     6,000      7,283,400
 NationsBank Corporation,
   8.57%, 11-15-2024 .....................     5,000      6,211,450
 Riggs National Corporation,
   8.5%, 2-1-2006 ........................     6,000      6,293,160

              See Notes to Schedules of Investments on page   44.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1997
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (CONTINUED)
Depository Institutions (Continued)
 SouthTrust Bank of Alabama, National Association:
   5.58%, 2-6-2006 .......................   $ 4,500  $   4,438,170
   7.69%, 5-15-2025 ......................     5,000      5,758,500
 Sovereign Bancorp, Inc.,
   8.0%, 3-15-2003 .......................     2,000      2,077,500
   Total .................................               56,664,430

Electric, Gas and Sanitary Services - 6.68%
 Cajun Electric Power Cooperative, Inc.,
   8.92%, 3-15-2019 ......................     5,000      5,387,550
 California Infrastructure and Economic Development
   Bank Special Purpose Trust:
   PG&E-1,
   6.42%, 9-25-2008 ......................     3,500      3,535,560
   SCE-1,
   6.38%, 9-25-2008 ......................     4,250      4,289,397
 Cleveland Electric Illuminating Co. (The),
   9.5%, 5-15-2005 .......................     4,000      4,436,080
 Consolidated Edison Company
   of New York, Inc.,
   8.05%, 12-15-2027 .....................     4,500      4,741,110
 El Paso Electric Company,
   7.25%, 2-1-99 .........................     2,250      2,260,553
 Niagara Mohawk Power,
   9.5%, 6-1-2000 ........................     1,500      1,587,060
 Pacific Gas & Electric Co.,
   6.875%, 12-1-99........................     4,750      4,763,205
 Pennsylvania Power & Light Co.,
   9.25%, 10-1-2019 ......................     4,000      4,326,440
   Total .................................               35,326,955

Food and Kindred Products - 4.55%
 Anheuser-Busch,
   7.0%, 9-1-2005 ........................     3,000      3,053,820
 Coca-Cola Enterprises Inc.,
   0.0%, 6-20-2020 .......................    63,500     14,394,180
 Hershey Foods,
   6.7%, 10-1-2005 .......................       500        513,770
 Nabisco, Inc.,
   6.8%, 9-1-2001 ........................     6,000      6,115,980
   Total .................................               24,077,750

Food Stores - 0.40%
 Kroger Co. (The),
   7.65%, 4-15-2007 ......................     2,000      2,137,420

Health Services - 1.66%
 Tenet Healthcare Corporation:
   7.875%, 1-15-2003 .....................     3,500      3,543,750
   8.625%, 12-1-2003 .....................     5,000      5,212,500
   Total .................................                8,756,250

               See Notes to Schedules of Investments on page 44.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (CONTINUED)
Hotels and Other Lodging Places - 1.89%
 Marriott International, Inc.,
   7.875%, 4-15-2005 .....................   $ 5,000 $    5,439,950
 RHG Finance Corporation,
   8.875%, 10-1-2005 .....................     4,000      4,545,400
   Total .................................                9,985,350

Instruments and Related Products - 0.71%
 Raytheon Co.,
   6.45%, 8-15-2002 ......................     3,750      3,768,413

Insurance Carriers - 0.60%
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-2000 ......................     3,000      3,145,020

Lumber and Wood Products - 0.41%
 Doman Industries Limited,
   8.75%, 3-15-2004 ......................     2,250      2,148,750

Nondepository Institutions - 14.71%
 Associates Corporation of North America,
   7.95%, 2-15-2010 ......................     5,000      5,612,550
 CHYPS CBO 1997-1 Ltd.,
   6.72%, 1-15-2010 (B)...................     8,500      8,223,750
 CWMBS, Inc.,
   6.5%, 4-25-2024 .......................    10,000      9,967,200
 Chrysler Financial Corporation,
   12.75%, 11-1-99 .......................     9,000      9,992,880
 Equicon Loan Trust,
   7.3%, 2-18-2013 .......................     4,571      4,672,826
 General Electric Capital Corporation,
   8.3%, 9-20-2009 .......................     5,000      5,780,900
 General Motors Acceptance Corporation,
   8.875%, 6-1-2010 ......................    10,000     11,939,700
 IMC Home Equity Loan Trust 1997-5 A7,
   6.9%, 1-20-2022 .......................     4,500      4,533,750
 National Rural Utilities Cooperative Finance Corp.,
   6.1%, 12-22-2000 ......................     4,000      4,005,000
 Residential Asset Securities Corporation,
   Mortgage Pass-Through Certificates,
   1995-KS3 Class D,
   8.0%, 10-25-2024 ......................     4,000      4,171,560
 U S WEST Communications Group,
   6.95%, 1-15-2037 ......................     3,750      3,862,762
 Westinghouse Electric Corporation,
   8.875%, 6-14-2014 .....................     4,500      4,998,690
   Total .................................               77,761,568

              See Notes to Schedules of Investments on page   44.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (CONTINUED)
Oil and Gas Extraction - 3.53%
 Anadarko Petroleum Corporation,
   7.25%, 3-15-2025 ......................   $ 5,000 $    5,457,200
 Louis Dreyfus Natural Gas Corp.,
   9.25%, 6-15-2004 ......................     4,500      5,040,000
 Mitchell Energy & Development Corp.,
   9.25%, 1-15-2002 ......................       165        179,284
 Oryx Energy Company,
   10.0%, 4-1-2001 .......................     3,500      3,844,995
 YPF Sociedad Anoima,
   8.0%, 2-15-2004 .......................     4,000      4,130,680
   Total .................................               18,652,159

Paper and Allied Products - 1.31%
 Boise Cascade Office Products Corporation,
   9.875%, 2-15-2001 .....................     2,500      2,594,450
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-2002 ......................     4,000      4,308,880
   Total .................................                6,903,330

Printing and Publishing - 0.52%
 Viacom International Inc.,
   10.25%, 9-15-2001 .....................     2,500      2,752,400

Security and Commodity Brokers - 0.94%
 Salomon Inc.,
   3.65%, 2-14-2002 ......................     5,000      4,988,050

Stone, Clay and Glass Products - 1.93%
 Owens-Corning Fiberglas Corporation,
   8.875%, 6-1-2002 ......................     5,000      5,440,650
 Owens-Illinois, Inc.,
   7.85%, 5-15-2004 ......................     2,500      2,626,350
 USG Corporation,
   9.25%, 9-15-2001 ......................     2,000      2,140,000
   Total .................................               10,207,000

United States Postal Service - 0.33%
 Postal Square Limited Partnership,
   6.5%, 7-15-2022 .......................     1,750      1,754,375

              See Notes to Schedules of Investments on page   44.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (CONTINUED)
Wholesale Trade -- Durable Goods - 2.61%
 Fisher Scientific International Inc.,
   7.125%, 12-15-2005 ....................   $ 3,500 $    3,274,845
 Motorola, Inc.,
   8.4%, 8-15-2031 .......................     8,500     10,533,795
   Total .................................               13,808,640

TOTAL CORPORATE DEBT SECURITIES - 65.12%               $344,281,967
 (Cost: $329,194,429)

OTHER GOVERNMENT SECURITIES
Canada - 6.13%
 Hydro Quebec:
   8.05%, 7-7-2024 .......................    10,000     11,512,700
   7.4%, 3-28-2025 .......................     5,000      6,079,250
 Province de Quebec:
   5.67%, 2-27-2026 ......................     3,500      3,689,105
   6.29%, 3-6-2026 .......................     5,000      5,155,100
 Province of Nova Scotia,
   8.25%, 11-15-2019 .....................     5,000      5,962,650
   Total .................................               32,398,805

Supranational - 1.12%
 Inter-American Development Bank,
   8.4%, 9-1-2009 ........................     5,000      5,937,700

TOTAL OTHER GOVERNMENT SECURITIES - 7.25%             $  38,336,505
 (Cost: $34,404,421)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   7.5%, 2-15-2007 .......................    10,000     10,265,600
   7.5%, 11-15-2017 ......................    10,000     10,153,100
   7.0%, 1-15-2019 .......................     2,000      2,043,120
   7.5%, 4-15-2019 .......................    13,730     14,111,896
   7.95%, 12-15-2020 .....................     9,000      9,247,500
 Federal National Mortgage Association:
   7.0%, 7-25-2006 .......................    10,000     10,146,800
   7.0%, 9-25-2020 .......................     2,000      2,040,000
   7.0%, 8-25-2021 .......................    10,000     10,121,800
 Government National Mortgage Association:
   7.5%, 7-15-2023 .......................     5,773      5,940,383
   7.5%, 12-15-2023 ......................     5,006      5,151,884
   8.0%, 9-15-2025 .......................     8,636      9,072,865
   7.0%, 7-20-2027 .......................       359        360,850
   7.0%, 9-20-2027 .......................     5,562      5,589,630
   7.75%, 10-15-2031 .....................     1,987      2,060,520


              See Notes to Schedules of Investments on page   44.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
 United States Department of Veterans Affairs,
   Guaranteed Remic Pass-Through Certificates,
   Vendee Mortgage Trust, 1997-2 Class C,
   7.5%, 8-15-2017 .......................   $ 4,000   $  4,163,720
 United States Treasury:
   6.75%, 5-31-99 ........................     7,500      7,610,175
   5.75%, 10-31-2000 .....................     9,000      9,011,250
   5.25%, 1-31-2001 ......................     5,000      4,939,050
   0.0%, 2-15-2019 .......................     4,000      1,122,120

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 23.29%                                   $123,152,263
 (Cost: $120,200,214)

TOTAL SHORT-TERM SECURITIES - 3.44%                    $ 18,181,383
 (Cost: $18,181,383)

TOTAL INVESTMENT SECURITIES - 99.10%                   $523,952,118
 (Cost: $501,980,447)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.90%         4,743,665

NET ASSETS - 100.00%                                   $528,695,783


              See Notes to Schedules of Investments on page   44.

UNITED INCOME FUND
MANAGER'S LETTER
---------------------------------------------------------------------------
DECEMBER 31, 1997


Dear Shareholder:


This report relates to the operation of the United Income Fund for the fiscal year ended December 31, 1997. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

1997 was the third consecutive year of very positive returns in the major U.S. stock indexes. The U.S. economy continued to enjoy a remarkable period of moderate economic growth, strong corporate earnings, low unemployment, high levels of consumer confidence, declining interest rates and low inflation. Although sharp currency devaluations and economic turmoil rocked several nations in Southeast Asia late in the year, the ramifications were not yet clear as 1997 came to a close.

The investment strategy employed in the management of the Fund remained unchanged. We continued to focus on large, well-managed U.S. corporations that enjoy dominant positions in their markets on a global basis. While some changes in the Fund's portfolio do occur frequently, the overall turnover rate is generally very low relative to other large cap equity income mutual funds. Throughout 1997, the Fund was overweighted in automotive, chemicals, machinery, household products, retailing and technology stocks. The Fund carried below average holdings in energy, financial services and utilities.

The strategies and techniques we applied resulted in the Fund's performance remaining fairly consistent with that of the Lipper Equity Income Fund Universe Average and below that of the S&P 500. Those indexes are charted on the following page and reflect the performance of securities that generally represent the stock market (the S&P 500 Index) and the universe of funds with similar investment objectives (the Lipper Equity Income Fund Universe Average). The Fund's underperformance relative to the S&P 500 can be attributed primarily in the Fund's investments in areas such as HMOs, semiconductors, semiconductor equipment, software and paper, all of which came under pressure in the final quarter of the year.

We expect that many U.S. companies will see meaningful downward earnings revisions for 1998 as a result of ongoing events in Asia. The perception of a subdued global economic growth rate dominates the investment outlook as we enter the new year. We expect economic growth in 1998 to remain moderate and inflation to remain low. However, we think the concerns regarding economic difficulties in emerging markets in Asia will serve to reinforce the position of strength enjoyed by major U.S. corporations. Our strategy remains one of investing in U.S. companies which represent stability and market leadership. Although we anticipate slowing global growth in the new year, many powerful positives remain intact for U.S. stock investments. We will adjust the Fund's portfolio as the markets evolve; however, our basic emphasis on largely-capitalized U.S. stocks will remain unchanged.

Thank you very much for your continued support and confidence.



Respectfully,
Russell E. Thompson
James D. Wineland
Managers, United Income Fund

             Comparison of Change in Value of $10,000 Investment in
                      United Income Fund, Class A Shares,
                               The S&P 500 Index,
               and The Lipper Equity Income Fund Universe Average

                                                           Lipper
                             United                        Equity
                             Income                        Income
                              Fund,            S&P           Fund
                            Class A            500       Universe
                             Shares          Index        Average
                          ---------      ---------      ---------
     12/31/87  Purchase       9,425         10,000         10,000
     12/31/88                11,294         11,661         11,378
     12/31/89                14,398         15,356         13,712
     12/31/90                13,614         14,880         12,853
     12/31/91                17,648         19,413         16,237
     12/31/92                19,759         20,893         17,761
     12/31/93                22,931         22,998         20,206
     12/31/94                22,516         23,301         19,696
     12/31/95                29,183         32,058         25,563
     12/31/96                35,129         39,419         30,309
     12/31/97                44,738         52,541         38,644

----- United Income Fund, Class A Shares* -- $44,738
+++++ S&P 500 Index  -- $52,541
===== Lipper Equity Income Fund Universe Average -- $38,644

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

         Annual Average Total Return +
                    Class A++  Class Y
         -----------------------------

Year Ended
   12/31/97         20.02%     27.49%
5 Years Ended
   12/31/97         16.36%     N/A
10 Years Ended
   12/31/97         16.16%     N/A
Life of Class Y +++ N/A        22.31%

  + Total return for the Class Y shares may be greater than that of the Class A shares because the Fund's Class Y shares are not subject to a sales load or 12b-1 fees.
 ++ Performance data quoted represents past performance and is based on deduction of a 5.75% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
+++ 6/19/95 (the date on which Fund Class Y shares were first acquired by shareholders) through 12/31/97.

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
UNITED INCOME FUND

PORTFOLIO STRATEGY:
Investment quality         OBJECTIVE:   Maintenance of current income,
 dividend-paying                        subject to market conditions,
  common stocks                         with a secondary objective of
                                        capital growth.

Cash Reserves               STRATEGY:   Invests principally in common stocks of
                                        companies which have a record of paying
                                        regular dividends or have the potential
                                        for capital growth or which may be
                                        expected to resist market decline.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Income Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1940

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY
                                        (MARCH, JUNE, SEPTEMBER, DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Fiscal Year Ended December 31, 1997
-------------------------------------------

DIVIDENDS PAID                   $0.29
                                 =====

CAPITAL GAINS DISTRIBUTION       $3.59
                                 =====

NET ASSET VALUE ON
12/31/97     $37.95 adjusted to:$41.54(A)
12/31/96                         32.91
                                ------
CHANGE PER SHARE                $ 8.63
                                ======

(A) This number includes the capital gains distribution of $3.59 paid in December 1997 added to the actual net asset value on December 31, 1997.

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 12-31-97              20.02%         27.34%
 5-year period ended 12-31-97              16.36%         17.75%
10-year period ended 12-31-97              16.16%         16.85%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1997, United Income Fund had net assets totaling $6,494,989,444 invested in a diversified portfolio of:

   91.65% Common Stocks
    6.07% Cash and Cash Equivalents
    1.94% U.S. Government Securities
    0.34% Corporate Debt Securities




As a shareholder of United Income Fund, for every $100 you had invested on December 31, 1997, your Fund owned:

 $61.07  Manufacturing Stocks
  10.42  Finance, Insurance and Real Estate Stocks
   9.44  Wholesale and Retail Trade Stocks
   6.48 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   6.07  Cash and Cash Equivalents
   3.13  Services Stocks
   1.94  United States Government Securities
   1.11  Agriculture, Forestry and Fisheries Stocks
   0.34  Corporate Debt Securities

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1997

                                              Shares          Value

COMMON STOCKS
Apparel and Accessory Stores - 1.64%
 Gap, Inc. (The)  ........................ 3,000,000  $ 106,311,000

Building Materials and Garden Supplies - 1.04%
 Home Depot, Inc. (The)  ................. 1,147,500     67,559,062

Business Services - 1.29%
 Microsoft Corporation*  .................   650,000     83,991,700

Chemicals and Allied Products - 20.10%
 Air Products and Chemicals, Inc.  ....... 1,150,000     94,515,050
 Astra AB, Class A (C)  .................. 1,600,000     27,738,901
 Avon Products, Inc.  ....................   450,000     27,618,750
 BetzDearborn Inc.  ......................   563,000     34,377,906
 Colgate-Palmolive Company  .............. 1,200,000     88,200,000
 Dow Chemical Company (The)  .............   575,000     58,362,500
 du Pont (E.I.) de Nemours and Company  .. 2,000,000    120,124,000
 Gillette Company (The)  ................. 1,904,000    191,232,048
 Lilly (Eli) and Company  ................ 1,250,000     87,031,250
 Merck & Co., Inc.  ......................   700,000     74,375,000
 Monsanto Company  ....................... 1,625,200     68,258,400
 Novartis AG (C) .........................    15,625     25,344,775
 PPG Industries, Inc.  ................... 1,250,000     71,406,250
 Pfizer Inc.  ............................ 1,300,000     96,930,600
 Praxair, Inc.  ..........................   500,000     22,500,000
 Procter & Gamble Company (The)  ......... 1,200,000     95,774,400
 Solutia Inc.  ...........................   136,000      3,629,432
 Union Carbide Corporation  ..............   875,000     37,569,875
 Warner-Lambert Company  .................   650,000     80,600,000
   Total .................................            1,305,589,137

Communication - 3.49%
 AirTouch Communications*  ...............   900,000     37,405,800
 Cox Communications, Inc.*  .............. 1,250,000     50,077,500
 Grupo Televisa, S.A., GDR*  .............   525,000     20,310,675
 Nokia Corporation, Series A (C)  ........   760,000     53,984,802
 SBC Communications Inc.  ................   460,000     33,695,000
 WorldCom, Inc.*  ........................ 1,037,000     31,401,397
   Total .................................              226,875,174

              See Notes to Schedules of Investments on page   44.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions - 5.57%
 BankAmerica Corporation  ................   950,000 $   69,350,000
 Chase Manhattan Corporation (The)  ......   525,000     57,487,500
 Citicorp  ...............................   500,000     63,218,500
 Credit Suisse Group, Registered
   Shares (C) ............................   200,400     30,997,468
 Norwest Corporation  .................... 2,200,000     84,975,000
 U. S. Bancorp.  .........................   500,000     55,968,500
   Total .................................              361,996,968

Eating and Drinking Places - 0.09%
 TRICON Global Restaurants, Inc.*  .......   200,000      5,812,400

Electric, Gas and Sanitary Services - 1.09%
 Duke Energy Corp.  ...................... 1,275,000     70,603,125

Electronic and Other Electric Equipment - 9.80%
 Aeroquip-Vickers Inc.  ..................   464,000     22,764,768
 Analog Devices, Inc.*  .................. 1,740,000     48,175,380
 Emerson Electric Co.  ...................   800,000     45,149,600
 General Electric Company  ............... 2,400,000    176,100,000
 Intel Corporation  ...................... 2,300,000    161,501,400
 Lucent Technologies Inc.  ...............   425,000     33,946,875
 Maytag Corporation  ..................... 1,100,000     41,043,200
 NextLevel Systems, Inc.*  ............... 1,863,800     33,315,425
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ............................... 2,000,000     74,686,000
   Total .................................              636,682,648

Food and Kindred Products - 2.86%
 CPC International Inc.  .................   700,000     75,600,000
 Coca-Cola Company (The)  ................   560,000     37,310,000
 PepsiCo, Inc.  .......................... 2,000,000     72,874,000
   Total .................................              185,784,000

Food Stores - 0.60%
 Kroger Co. (The)*  ...................... 1,050,000     38,783,850

Forestry - 1.11%
 Georgia-Pacific Corporation  ............   425,000     25,818,750
 Georgia-Pacific Corporation, Timber Group*  425,000      9,641,975
 Weyerhaeuser Company  ...................   750,000     36,796,500
   Total .................................               72,257,225

Furniture and Fixtures - 0.11%
 Lear Corporation*  ......................   146,200      6,944,500

               See Notes to Schedules of Investments on page 44.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Furniture and Home Furnishings Stores - 0.88%
 Circuit City Stores, Inc.  .............. 1,600,000 $   56,899,200

General Merchandise Stores - 3.42%
 Cifra, S.A. de C.V., Series C (C)  ...... 8,000,000     17,947,447
 Dayton Hudson Corporation  ..............   949,800     64,170,387
 Federated Department Stores, Inc.* ......   760,000     32,727,120
 Wal-Mart Stores, Inc.  .................. 2,725,000    107,465,825
   Total .................................              222,310,779

Health Services - 0.77%
 Tenet Healthcare Corporation*  .......... 1,500,000     49,687,500

Industrial Machinery and Equipment - 11.67%
 Applied Materials, Inc.*  ............... 1,910,000     57,477,630
 Case Corporation  ....................... 1,214,600     73,406,780
 Caterpillar Inc.  ....................... 2,800,000    135,973,600
 cisco Systems, Inc.*  ................... 1,125,000     62,788,500
 Compaq Computer Corporation*  ........... 1,125,000     63,491,625
 Deere & Company  ........................ 2,055,000    119,831,160
 Eaton Corporation  ......................   500,000     44,625,000
 Hewlett-Packard Company  ................   225,400     14,087,500
 Ingersoll-Rand Company  .................   600,000     24,262,200
 International Business Machines
   Corporation ...........................   600,000     62,737,200
 Parker Hannifin Corporation  ............   900,000     41,287,500
 United Technologies Corporation  ........   800,000     58,249,600
   Total .................................              758,218,295

Instruments and Related Products - 4.77%
 General Motors Corporation, Class H  ....   674,700     24,921,394
 Guidant Corporation  .................... 1,800,000    112,050,000
 Medtronic, Inc.  ........................ 1,600,000     83,699,200
 Raytheon Company, Class A*  .............   454,381     22,406,437
 Xerox Corporation  ......................   900,000     66,430,800
   Total .................................              309,507,831

Insurance Carriers - 0.90%
 American International Group, Inc.   ....   539,200     58,638,000

Miscellaneous Retail - 0.53%
 Costco Companies, Inc.*  ................   765,000     34,113,645

Motion Pictures - 1.07%
 Walt Disney Company (The)  ..............   700,000     69,343,400

               See Notes to Schedules of Investments on page 44.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Nondepository Institutions - 3.95%
 Associates First Capital Corporation  ...   500,000 $   35,968,500
 Fannie Mae  ............................. 1,805,800    103,042,560
 Freddie Mac  ............................ 2,800,000    117,423,600
   Total .................................              256,434,660

Paper and Allied Products - 1.17%
 Champion International Corporation  .....   500,000     22,656,000
 International Paper Company  ............   600,000     25,875,000
 Willamette Industries, Inc.  ............   860,000     27,680,820
   Total .................................               76,211,820

Petroleum and Coal Products - 2.85%
 British Petroleum p.l.c (The), ADR  .....   400,000     31,874,800
 Exxon Corporation  ......................   500,000     30,593,500
 Mobil Corporation  ......................   800,000     57,749,600
 Royal Dutch Petroleum Company  .......... 1,200,000     65,024,400
   Total .................................              185,242,300

Primary Metal Industries - 0.70%
 Aluminum Company of America  ............   650,000     45,743,750

Railroad Transportation - 0.47%
 Burlington Northern Santa Fe Corporation    325,000     30,204,525

Rubber and Miscellaneous Plastics Products - 0.98%
 Goodyear Tire & Rubber Company (The)  ... 1,000,000     63,625,000

Transportation By Air - 1.43%
 AMR Corporation*  .......................   400,000     51,400,000
 Delta Air Lines, Inc.  ..................   350,000     41,671,700
   Total .................................               93,071,700

Transportation Equipment - 6.06%
 AlliedSignal Inc.  ...................... 1,400,000     54,511,800
 Boeing Company (The)  ................... 1,270,000     62,149,990
 Chrysler Corporation  ................... 2,750,000     96,764,250
 Dana Corporation  .......................   760,000     36,100,000
 Ford Motor Company  ..................... 1,500,000     73,030,500
 General Motors Corporation  ............. 1,175,000     71,234,375
   Total .................................              393,790,915

Wholesale Trade -- Durable Goods - 0.70%
 Motorola, Inc.  .........................   800,000     45,649,600

Wholesale Trade -- Nondurable Goods - 0.54%
 Safeway Inc.*  ..........................   550,000     34,718,750

TOTAL COMMON STOCKS - 91.65%                         $5,952,602,459
 (Cost: $3,145,426,762)

               See Notes to Schedules of Investments on page 44.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands          Value

CORPORATE DEBT SECURITIES
Depository Institutions - 0.16%
 Morgan Guaranty Trust Company of New York,
   7.375%, 2-1-2002 ......................   $10,250 $   10,655,695

Nondepository Institutions - 0.18%
 General Electric Capital Corporation,
   8.3%, 9-20-2009 .......................    10,000     11,561,800

TOTAL CORPORATE DEBT SECURITIES - 0.34%              $   22,217,495
 (Cost: $20,010,806)

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury:
   6.75%, 4-30-2000 ......................    37,000     37,843,970
   5.75%, 8-15-2003 ......................    50,000     50,031,000
   10.375%, 11-15-2012 ...................     8,500     11,294,375
   9.0%, 11-15-2018 ......................    20,000     27,018,800

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 1.94%                                  $  126,188,145
 (Cost: $114,887,534)

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 0.62%
 duPont (E.I.) de Nemours and Company:
   5.75%, 1-21-98 ........................    10,330     10,297,001
   5.75%, 1-23-98 ........................    25,000     24,912,153
 Monsanto Company,
   5.82%, 1-15-98 ........................     5,195      5,183,242
   Total .................................               40,392,396

 Communication - 0.70%
 Ameritech Corp.,
   5.89%, 2-3-98 .........................    20,430     20,319,695
 Bell Atlantic Financial Services Inc.,
   5.8%, 1-5-98 ..........................    25,000     24,983,889
   Total .................................               45,303,584

 Depository Institutions - 0.51%
 Canadian Imperial Holdings Inc.,
   5.82%, 1-7-98 .........................    26,000     25,974,780
 National Australia Funding (DE) Inc.,
   5.8%, 1-12-98 .........................     6,920      6,907,736
   Total .................................               32,882,516

               See Notes to Schedules of Investments on page 44.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Electric, Gas and Sanitary Services - 1.06%
 Carolina Power & Light Co.,
   6.1%, 1-21-98 .........................  $  1,740 $    1,734,103
 Commonwealth Edison Co.:
   6.18%, 1-14-98 ........................     1,460      1,456,742
   6.18%, 1-28-98 ........................    14,620     14,552,236
 Florida Power Corp.,
   5.77%, 1-29-98 ........................     8,500      8,461,854
 Idaho Power Co.,
   5.82%, 1-5-98 .........................     5,000      4,996,767
 Public Service Co. Of Colorado,
   6.1%, 1-8-98 ..........................    33,000     32,960,858
 Puget Sound Energy Inc.,
   6.12%, 1-9-98 .........................     4,860      4,853,391
   Total .................................               69,015,951

 Fabricated Metal Products - 0.00%
 Danaher Corporation,
   5.7227%, Master Note ..................       110        110,000

 Food and Kindred Products - 0.62%
 ConAgra Inc.,
   6.7%, 1-15-98 .........................     1,000        997,395
 Hercules Inc.,
   6.09%, 1-16-98 ........................     7,655      7,635,575
 Seagram (Joseph E.) & Sons Inc.:
   5.85%, 1-15-98 ........................    21,880     21,830,223
   6.45%, 1-15-98 ........................     1,085      1,082,279
   5.8%, 2-2-98 ..........................     8,600      8,555,662
   Total .................................               40,101,134

 Food Stores - 0.22%
 Albertson's Inc.,
   5.76%, 1-22-98 ........................    14,515     14,466,230

 Industrial Machinery and Equipment - 0.06%
 Hewlett-Packard Company,
   5.95%, 1-21-98 ........................     4,040      4,026,646

 Instruments and Related Products - 0.39%
 Baxter International Inc.:
   6.07%, 1-14-98 ........................    10,185     10,162,675
   6.1%, 1-30-98 .........................    15,000     14,926,292
   Total .................................               25,088,967

               See Notes to Schedules of Investments on page 44.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES(Continued)
Commercial Paper (Continued)
 Insurance Agents, Brokers and Service - 0.09%
 Aon Corp.,
   5.9%, 1-30-98 .........................  $  5,645 $    5,618,171

 Insurance Carriers - 0.20%
 USAA Capital Corp.:
   5.9%, 1-21-98 .........................     9,425      9,394,107
   5.72%, 2-3-98 .........................     3,695      3,675,626
   Total .................................               13,069,733

 Motion Pictures - 0.32%
 Walt Disney Company (The),
   5.7%, 1-13-98 .........................    20,780     20,740,518

 Nondepository Institutions - 0.89%
 Deere (John) Capital Corp.,
   5.75%, 1-15-98 ........................    24,640     24,584,902
 General Electric Capital Corporation,
   5.79%, 1-7-98 .........................     9,670      9,660,668
 Island Finance Puerto Rico Inc.,
   5.72%, 1-30-98 ........................     4,150      4,130,878
 Textron Financial Corp.:
   6.0%, 1-20-98 .........................    18,000     17,943,000
   6.05%, 2-4-98 .........................     1,650      1,640,572
   Total .................................               57,960,020

 Printing and Publishing - 0.01%
 American Greetings Corp.,
   5.8%, 1-9-98 ..........................     1,000        998,711

 Tobacco Products - 0.42%
 B.A.T Capital Corp.:
   5.9%, 1-20-98 .........................     7,055      7,033,031
   5.8%, 1-23-98 .........................    20,070     19,998,863
   Total .................................               27,031,894

TOTAL SHORT-TERM SECURITIES - 6.11%                  $  396,806,471
 (Cost: $396,806,471)

TOTAL INVESTMENT SECURITIES - 100.04%                $6,497,814,570
 (Cost: $3,677,131,573)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.04%)      (2,825,126)

NET ASSETS - 100.00%                                 $6,494,989,444


               See Notes to Schedules of Investments on page 44.

UNITED ACCUMULATIVE FUND
MANAGER'S LETTER
DECEMBER 31, 1997
---------------------------------------------------------------------------

Dear Shareholder:


This report relates to the operation of the United Accumulative Fund for the fiscal year ended December 31, 1997. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

For most of 1997, market conditions were similar to those that prevailed in 1996. The S&P 500 rose considerably, supported by declining interest rates and rising corporate profits. The market leadership remained with large cap stocks, primarily in the areas of financials, health care and technology. Early in the fourth quarter, a financial crisis in Southeast Asia developed that created quite a bit of volatility in financial markets here and abroad. The crisis was brought on by excessive availability of cheap capital causing overvaluation in many Pacific Rim markets. Supply began to outstrip demand, causing returns on capital to fall, and as a consequence, rapid capital flight.

There was little change in the management style of the Fund for most of the year, as we maintained our emphasis on the financial services and health care sectors. When the Asian financial crisis began to unfold, the market reacted first by de-emphasizing the technology companies and the infrastructure builders; secondly, the commodity and basic-industry players; and, more recently, the money center and regional banks. Multinational companies, the market rage for many years, were generally shunned by investors. U.S. companies with significant domestic operations were sought after. In response to these developments, the Fund took steps to avoid multinationals with large Southeast Asia exposure, became more selective and started building a cash position.

The strategies and techniques we applied resulted in the Fund outperforming the Lipper Growth Fund Universe Average and underperforming the S&P 500 Index, both charted on the following page. The Lipper Index reflects the universe of funds with similar investment objectives and the S&P 500 Index reflects the performance of securities that generally represent the stock market.

The financial crisis in Southeast Asia should continue to impact the market well into 1998. Recent events in Southeast Asia are likely to produce a growth deceleration in the global economy. In mid-1997, inflation was the perceived risk. As the fourth quarter began, inflation was still a higher probability than deflation. As we head into 1998, deflation has emerged as the prevailing danger. The impact of the Southeast Asia turmoil will likely be to lower commodity prices and create a stronger U.S. Dollar. This could result in a slowdown in U.S. manufacturing and a much larger U.S. trade deficit. In response to anticipated market conditions, we expect to decrease the Fund's exposure in the banking industry, increase the holdings in health care and continue to de-emphasize technology.

Thank you very much for your continued support and confidence.



Respectfully,
Antonio Intagliata
Manager, United Accumulative Fund

             Comparison of Change in Value of $10,000 Investment in
                   United Accumulative Fund, Class A Shares,
                               The S&P 500 Index,
                  and The Lipper Growth Fund Universe Average

                             United                        Lipper
                       Accumulative                        Growth
                              Fund,            S&P           Fund
                            Class A            500       Universe
                             Shares          Index        Average
                       ------------          -----       --------
     12/31/87  Purchase       9,425         10,000         10,000
     12/31/88                11,032         11,661         11,392
     12/31/89                14,073         15,356         14,257
     12/31/90                12,642         14,880         13,477
     12/31/91                15,636         19,413         18,291
     12/31/92                17,856         20,893         19,713
     12/31/93                19,474         22,998         21,839
     12/31/94                19,482         23,301         21,354
     12/31/95                26,148         32,058         27,860
     12/31/96                29,332         39,419         33,170
     12/31/97                38,008         52,541         41,441


===== United Accumulative Fund, Class A Shares* -- $38,008
----- S&P 500 Index -- $52,541
+++++ Lipper Growth Fund Universe Average  -- $41,441

 *The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

         Annual Average Total Return +
                    Class A++  Class Y
         -----------------------------

Year Ended
   12/31/97         22.13%     29.67%
5 Years Ended
   12/31/97         14.94%     N/A
10 Years Ended
   12/31/97         14.28%     N/A
Life of Class Y +++ N/A        21.79%

  + Total return for the Class Y shares may be greater than that of the Class A shares because the Fund's Class Y shares are not subject to a sales load or 12b-1 fees.
 ++ Performance data quoted represents past performance and is based on deduction of a 5.75% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
+++ 7/11/95 (the date on which Fund Class Y shares were first acquired by shareholders) through 12/31/97.

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
UNITED ACCUMULATIVE FUND

PORTFOLIO STRATEGY:
Appreciation-oriented      OBJECTIVE:   Capital growth, with a secondary
  common stocks                         objective of current income.

Cash Reserves
                            STRATEGY:   Invests mainly in common stocks or
                                        securities convertible into common
                                        stocks.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Accumulative Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1940

        SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY
                                        (JUNE AND DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Fiscal Year Ended December 31, 1997
-------------------------------------------

DIVIDENDS PAID                   $0.09
                                 =====

CAPITAL GAINS DISTRIBUTION       $2.13
                                 =====

NET ASSET VALUE ON
12/31/97     $7.77 adjusted to:  $9.90(A)
12/31/96                          7.75
                                 -----
CHANGE PER SHARE                 $2.15
                                 =====

(A) This number includes the capital gains distribution of $2.13 paid in December 1997 added to the actual net asset value on December 31, 1997.

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 12-31-97              22.13%         29.58%
 5-year period ended 12-31-97              14.94%         16.31%
10-year period ended 12-31-97              14.28%         14.96%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1997, United Accumulative Fund had net assets totaling $1,599,042,462 invested in a diversified portfolio of:

   83.86% Common Stocks
   15.50% Cash and Cash Equivalents
    0.64% Preferred Stock


As a shareholder of United Accumulative Fund, for every $100 you had invested on December 31, 1997, your Fund owned:

 $35.62  Finance, Insurance and Real Estate Stocks
  22.67  Manufacturing Stocks
  15.50  Cash and Cash Equivalents
  13.71 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   4.51  Wholesale and Retail Trade Stocks
   3.16  Miscellaneous Investing Institutions Stocks
   2.40  Mining Stocks
   1.79  Services Stocks
   0.64  Preferred Stock


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1997

                                              Shares        Value
COMMON STOCKS
Apparel and Accessory Stores - 1.13%
 Nordstrom, Inc. .........................   300,000 $   18,075,000

Business Services - 0.67%
 Cerner Corporation*  ....................   500,000     10,656,000

Chemicals and Allied Products - 15.38%
 American Home Products Corporation  .....   775,000     59,287,500
 Centocor, Inc.*  ........................   200,000      6,675,000
 Gilead Sciences*  .......................   200,000      7,675,000
 Novartis AG, ADR  .......................   900,000     73,068,300
 Pfizer Inc.  ............................   500,000     37,281,000
 Warner-Lambert Company  .................   500,000     62,000,000
   Total .................................              245,986,800

Communication - 10.44%
 Intermedia Communications of Florida, Inc.* 397,800     24,141,289
 LCI International, Inc.*  ...............   700,000     21,525,000
 Southern New England Telecommunications
   Corporation ...........................   377,000     18,967,624
 Sprint Corporation  .....................   550,000     32,243,750
 Telecom Italia S.p.A., ADR  .............   350,000     22,400,000
 Teleport Communications Group Inc.*  ....   500,000     27,468,500
 360. Communications Company*  ........... 1,000,000     20,187,000
   Total .................................              166,933,163

Depository Institutions - 17.49%
 AmSouth Bancorporation  .................   150,000      8,146,800
 BankAmerica Corporation*  ...............   550,000     40,150,000
 Compass Bancshares, Inc.  ...............   150,000      6,571,800
 Credit Suisse Group, Registered
   Shares (C) ............................   135,000     20,881,528
 Crestar Financial Corporation  ..........   400,000     22,800,000
 First American Corporation  .............   500,000     24,906,000
 First Chicago NBD Corporation  ..........   350,000     29,202,950
 First Virginia Banks, Inc.  .............   300,000     15,525,000
 Fleet Financial Group, Inc.  ............   255,000     19,108,935
 Mellon Bank Corporation  ................   550,000     33,343,750
 Mercantile Bancorporation Inc.  .........   218,400     13,431,600
 Mercantile Bankshares Corporation  ......   310,000     12,012,500
 Northern Trust Corporation  .............   100,000      7,000,000
 Riggs National Corporation  .............   400,000     10,800,000
 Washington Federal Inc.  ................   500,000     15,734,000
   Total .................................              279,614,863

Eating and Drinking Places - 1.05%
 Wendys International, Inc.  .............   700,000     16,843,400

               See Notes to Schedules of Investments on page 44.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Electric, Gas and Sanitary Services - 3.27%
 Columbia Gas System, Inc. (The)  ........   200,000 $   15,712,400
 Sonat Inc.  .............................   800,000     36,600,000
   Total .................................               52,312,400

Food and Kindred Products - 1.51%
 Nabisco Holdings, Class A  ..............   500,000     24,218,500

General Merchandise Stores - 1.35%
 Federated Department Stores, Inc.*  .....   500,000     21,531,000

Health Services - 1.12%
 Total Renal Care Holdings, Inc.*  .......   650,000     17,956,250

Holding and Other Investment Offices - 3.16%
 Duke Realty Investments, Inc.  ..........   300,000      7,275,000
 Equity Residential Properties  ..........   150,000      7,612,500
 Grupo Financiero Banamex Accival,
   S.A. de C.V., B, CPO Shares (C)* ...... 2,500,000      7,483,267
 Kilroy Realty Corporation  ..............   550,000     15,812,500
 Mack-Cali Realty Corporation  ...........   300,000     12,300,000
   Total .................................               50,483,267

Instruments and Related Products - 1.58%
 Baxter International Inc.  ..............   500,000     25,218,500

Insurance Agents, Brokers and Service - 3.09%
 Humana Inc.*  ........................... 1,300,000     26,975,000
 Marsh & McLennan Companies, Inc.  .......   300,000     22,368,600
   Total .................................               49,343,600

Insurance Carriers - 9.21%
 Chartwell Re Corporation  ...............   500,000     16,875,000
 Chubb Corporation (The)  ................   500,000     37,812,500
 Liberty Corporation (The)  ..............   350,000     16,362,500
 Ohio Casualty Corporation  ..............   350,000     15,793,750
 Penn-America Group, Inc.  ...............   150,000      3,065,550
 ReliaStar Financial Corp.  ..............   700,000     28,830,900
 Trenwick Group Inc.  ....................   500,000     18,437,500
 Vesta Insurance Group, Inc.  ............   171,500     10,182,812
   Total .................................              147,360,512

Miscellaneous Retail - 0.98%
 Costco Companies, Inc.*  ................   350,000     15,607,550

Nondepository Institutions - 3.79%
 CIT Group, Inc. (The), Class A*  ........   500,000     16,125,000
 Fannie Mae  .............................   450,000     25,677,900
 Freddie Mac  ............................   450,000     18,871,650
   Total .................................               60,674,550

               See Notes to Schedules of Investments on page 44.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Oil and Gas Extraction - 2.40%
 Schlumberger Limited  ...................   250,000 $   20,125,000
 Western Atlas, Inc.*  ...................   250,000     18,265,500
   Total..................................               38,390,500

Petroleum and Coal Products - 1.33%
 Unocal Corporation  .....................   550,000     21,346,600

Printing and Publishing - 1.16%
 Gannett Co., Inc.  ......................   300,000     18,543,600

Security and Commodity Brokers - 2.04%
 Bear Stearns Companies Inc. (The)  ......   323,500     15,366,250
 Paine Webber Group Inc.  ................   500,000     17,281,000
   Total .................................               32,647,250

Transportation Equipment - 1.71%
 Hayes Wheels International, Inc.*  ......   235,000      6,580,000
 Northrop Grumman Corporation  ...........   180,000     20,700,000
   Total .................................               27,280,000

TOTAL COMMON STOCKS - 83.86%                         $1,341,023,305
 (Cost: $1,223,694,190)

PREFERRED STOCK - 0.64%
Real Estate
 Equity Residential Properties, 7.25%  ...   400,000 $   10,250,000
 (Cost: $10,012,400)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 2.38%
 Air Products and Chemicals Inc.,
   5.85%, 1-23-98 ........................   $ 4,355      4,339,431
 Monsanto Company,
   5.82%, 1-15-98 ........................    26,740     26,679,478
 Procter & Gamble Company (The),
   5.9%, 1-16-98 .........................     7,085      7,067,583
   Total .................................               38,086,492

 Communication - 1.03%
 BellSouth Telecommunications, Inc.,
   5.95%, 1-7-98 .........................     8,195      8,186,873
 GTE Corporation,
   6.55%, 1-27-98 ........................     8,330      8,290,595
   Total .................................               16,477,468

               See Notes to Schedules of Investments on page 44.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES(Continued)
Commercial Paper (Continued)
 Depository Institutions - 1.96%
 J.P. Morgan & Co. Incorporated,
   5.8%, 2-5-98 ..........................   $22,060 $   21,935,607
 Toronto-Dominion Holdings USA Inc.:
   5.77%, 1-12-98 ........................     4,360      4,352,313
   5.85%, 1-12-98 ........................     4,975      4,966,107
   Total .................................               31,254,027

 Electric, Gas and Sanitary Services - 3.60%
 Bay State Gas Co.,
   5.62%, 1-5-98 .........................       645        644,597
 Commonwealth Edison Co.,
   6.18%, 1-14-98 ........................     6,540      6,525,405
 Georgia Power Co.,
   5.88%, 1-15-98 ........................    25,000     24,942,833
 Public Service Electric & Gas Co.,
   5.85%, 2-3-98 .........................     1,055      1,049,343
 Southern California Edison Co.:
   5.78%, 1-15-98 ........................     8,520      8,500,849
   5.83%, 1-15-98 ........................    16,000     15,963,724
   Total .................................               57,626,751

 Electronic and Other Electric Equipment - 0.72%
 Sony Capital Corp.,
   5.86%, 2-4-98 .........................     7,000      6,961,259
 Whirlpool Corp.,
   6.5%, 1-5-98 ..........................     4,580      4,576,692
   Total .................................               11,537,951

 Fabricated Metal Products - 0.00%
 Danaher Corporation,
   5.7227%, Master Note ..................        49         49,000

 Food and Kindred Products - 1.79%
 ConAgra, Inc.,
   6.72%, 1-9-98 .........................     1,970      1,967,058
 Heinz (H.J.) Company,
   5.8%, 2-10-98 .........................    17,000     16,890,445
 Hercules Inc.:
   6.05%, 1-9-98 .........................     5,425      5,417,707
   6.15%, 1-9-98 .........................     2,770      2,766,214
 Seagram (Joseph E.) & Sons Inc.,
   5.8%, 2-2-98 ..........................     1,590      1,581,803
   Total .................................               28,623,227

               See Notes to Schedules of Investments on page 44.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES(Continued)
Commercial Paper (Continued)
 Industrial Machinery and Equipment - 0.10%
 Hewlett-Packard Company,
   5.77%, 1-5-98 .........................   $ 1,515  $   1,514,029

 Insurance Carriers - 0.25%
 Transamerica Finance Corp.,
   5.75%, 1-22-98 ........................     4,005      3,991,567

 Metal Mining - 0.38%
 BHP Finance (USA) Inc.,
   5.72%, 1-13-98 ........................     6,000      5,988,560

 Nondepository Institutions - 2.09%
 General Electric Capital Corp.,
   5.79%, 1-7-98 .........................    19,530     19,511,154
 Textron Financial Corp.,
   6.15%, 1-29-98 ........................    14,000     13,933,033
   Total .................................               33,444,187

 Personal Services - 0.86%
 Block Financial Corp.:
   5.77%, 1-16-98 ........................     5,000      4,987,979
   5.77%, 1-20-98 ........................     3,573      3,562,119
   5.82%, 2-19-98 ........................     5,290      5,248,094
   Total .................................               13,798,192

 Petroleum and Coal Products - 0.13%
 BP America Inc.,
   6.1%, 1-21-98 .........................     2,090      2,082,917

 Textile Mill Products - 0.34%
 Sara Lee Corporation,
   5.5727%, Master Note ..................     5,421      5,421,000

 Transportation Equipment - 0.62%
 Dana Credit Corp.,
   6.03%, 2-2-98 .........................    10,000      9,946,400

Total Commercial Paper - 16.25%                         259,841,768

Municipal Obligations - 0.43%
 California
 California Pollution Control Financing Authority,
   Environmental Improvement Revenue Bonds
   (Shell Martinez Refining Company Project),
   Series 1996 (Taxable),
   5.95%, 1-14-98 ........................     6,840      6,840,000

TOTAL SHORT-TERM SECURITIES - 16.68%                 $  266,681,768
 (Cost: $266,681,768)

               See Notes to Schedules of Investments on page 44.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1997

                                                              Value

TOTAL INVESTMENT SECURITIES - 101.18%                $1,617,955,073
 (Cost: $1,500,388,358)

LIABILITIES, NET OF CASH AND OTHER ASSETS -  (1.18%)    (18,912,611)

NET ASSETS - 100.00%                                 $1,599,042,462


               See Notes to Schedules of Investments on page 44.

UNITED SCIENCE AND TECHNOLOGY FUND
MANAGER'S LETTER
DECEMBER 31, 1997
---------------------------------------------------------------------------

Dear Shareholder:


This report relates to the operation of the United Science and Technology Fund for the fiscal year ended December 31, 1997. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

1997 presented an economic picture of above average growth and lower than normal inflation. Politically, the President and Congress were successful in enacting tax relief legislation, including lower capital gains taxes, but went from two capital gains tax rates to three. The markets did well, specifically index funds and large cap funds. Sector funds, including mid cap and small cap funds, did substantially worse because most of the positive price action was concentrated in fewer, larger stocks. In the fourth quarter, a currency crisis affected many Asian markets and economies and the International Monetary Fund
(IMF) was called into action to aid many of these large economies in restructuring debt obligations. This had a negative impact on Asian, U.S. and European securities markets and on technology funds in general. Many technology-based companies export large quantities of goods and services to Asian countries. The currency crisis stopped the flow of goods and services, therefore sales and profits of those exposed companies declined and/or the fear of such a decline brought stocks down.

The Fund avoided some of the decline in technology stock prices resulting from the Asian crisis by having previously sold or reduced positions in companies that were more at risk, notably semiconductor and personal computer related issues. The Fund was overweighted in Internet-content-related stocks throughout the year. Our thought was that low-cost personal computers enable consumers and businesses easier access to the Internet. The Fund maintained large positions in the drug industry and related drug distribution, medical devices and hospital software and systems.

The strategies and techniques we applied resulted in the Fund underperforming the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the non-financial institution portion of the stock market (the S&P 400 Index) and the universe of funds with similar investment objectives (the Lipper Science & Technology Fund Universe Average).

We believe that the Asian crisis will continue to impact the U.S. economy and markets into 1998. Although the economy appears robust, the underlying trend of deflation remains a threat to lead to slowing. Corporate profits growth, in our opinion, will see slowing also. Current low and declining interest rates counter these affects. In light of the anticipated conditions, we plan to diversify more into U.S. based companies, with less foreign exposure. However, this is difficult in technology and health care since many of those products and services are exported. We plan to maintain a cash position and to protect shareholder profits by selling appreciated stocks or by putting cash to work in market declines to capture lower stock prices in those companies the Fund views as valuable investments. Over the long-term, the Fund should benefit from the dramatic increases in productivity brought about by new software, computer, networking devices, biology, drug development and health care improvements.

Thank you very much for your continued support and confidence.



Respectfully,

Abel Garcia
Manager, United Science and Technology Fund

             Comparison of Change in Value of $10,000 Investment in
               United Science and Technology Fund Class A Shares,
                               The S&P 400 Index,
           and The Lipper Science & Technology Fund Universe Average

                             United                        Lipper
                        Science and                     Science &
                         Technology                    Technology
                              Fund,            S&P           Fund
                            Class A            400       Universe
                             Shares          Index        Average
                          ---------      ---------     ----------
     12/31/87  Purchase       9,425         10,000         10,000
     12/31/88                10,278         11,597         10,899
     12/31/89                13,094         15,008         13,315
     12/31/90                12,635         14,876         12,923
     12/31/91                20,121         19,453         18,798
     12/31/92                19,311         20,564         21,435
     12/31/93                20,954         22,422         26,630
     12/31/94                23,004         23,279         30,014
     12/31/95                35,741         31,335         41,379
     12/31/96                38,726         38,546         49,338
     12/31/97                41,524         50,597         54,739

===== United Science and Technology Fund, Class A Shares* -- $41,524 +++++ S&P 400 Index -- $50,597
----- Lipper Science & Technology Fund Universe Average -- $54,739

 *The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

         Annual Average Total Return +
                    Class A++  Class Y
         -----------------------------

Year Ended
   12/31/97         1.06%      7.43%
5 Years Ended
   12/31/97         15.17%     N/A
10 Years Ended
   12/31/97         15.30%     N/A
Life of Class Y +++ N/A        5.78%

  + Total return for the Class Y shares may be greater than that of the Class A shares because the Fund's Class Y shares are not subject to a sales load or 12b-1 fees.
 ++ Performance data quoted represents past performance and is based on deduction of a 5.75% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
+++ 2/27/96 (the date on which Fund Class Y shares were first acquired by shareholders) through 12/31/97.

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
------------------------------------------------------------------------
UNITED SCIENCE AND TECHNOLOGY FUND

PORTFOLIO STRATEGY:
Technology-related         OBJECTIVE:   Long-term capital growth.
  stocks

Generally at least 80%      STRATEGY:   Invests in common
  in science or technology              stocks of companies whose
  securities; may have more             products, processes or services
  than 20% in debt securities.          are expected to benefit from  scientific
                                        or technological discoveries or
                                        developments.

Cash Reserves                           The use of cash reserves (often invested
                                        in money market securities) for
                                        defensive purposes is a strategy that
                                        may be utilized by the Science and
                                        Technology Fund from time to time.  For
                                        more information about the Fund's cash
                                        reserves flexibility, please consult the
                                        Prospectus.

                             FOUNDED:   1950

        SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY
                                        (JUNE AND DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Fiscal Year Ended December 31, 1997
-------------------------------------------
CAPITAL GAINS DISTRIBUTION       $4.58
                                 =====
NET ASSET VALUE ON
12/31/97     $20.13 adjusted to:$24.71(A)
12/31/96                         23.35
                                ------
CHANGE PER SHARE                $ 1.36
                                ======

(A) This number includes the capital gains distribution of $4.58 paid in December 1997 added to the actual net asset value on December 31, 1997.

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 12-31-97               1.06%          7.22%
 5-year period ended 12-31-97              15.17%         16.55%
10-year period ended 12-31-97              15.30%         15.98%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1997, United Science and Technology Fund had net assets totaling $1,066,793,951 invested in a diversified portfolio of:

   92.39% Common Stocks
    7.61% Cash and Cash Equivalents


As a shareholder of United Science and Technology Fund, for every $100 you had invested on December 31, 1997, your Fund owned:

 $41.45  Services Stocks
  35.60  Manufacturing Stocks
   7.61  Cash and Cash Equivalents
   7.37 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   6.71  Wholesale and Retail Trade Stocks
   1.26  Finance, Insurance and Real Estate Stocks


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 1997

                                              Shares        Value

COMMON STOCKS
Building Materials and Garden Supplies - 0.88%
 Fastenal Company  .......................   244,600 $    9,401,690

Business Services - 34.79%
 America Online, Inc.*  ..................   500,000     44,593,500
 Autodesk, Inc.  .........................   325,000     11,984,375
 BMC Software, Inc.*  ....................   400,000     26,224,800
 CKS Group, Inc.*  .......................   400,000      5,662,400
 Cendant Corporation*  ................... 1,000,000     34,375,000
 Concord EFS, Inc.*  .....................   400,000      9,974,800
 E*TRADE Group, Inc.*  ...................   212,500      4,894,088
 HBO & Company  ..........................   745,400     35,755,347
 HCIA Inc.*  .............................   300,000      3,637,500
 HNC Software Inc.*  .....................   270,000     11,660,490
 i2 Technologies, Inc.*  .................   279,500     14,752,290
 Intuit Inc.*  ...........................   510,000     21,069,120
 J. D. Edwards*  .........................   252,700      7,501,905
 Microsoft Corporation*  .................   175,000     22,613,150
 Networks Associates, Inc.*  .............   300,000     15,834,300
 Parametric Technology Corporation*  .....   210,000      9,935,520
 Primark Corporation*  ...................    50,000      2,034,350
 Security Dynamics Technologies, Inc.*  ..   200,000      7,162,400
 Shared Medical Systems Corporation  .....   300,000     19,800,000
 TMP Worldwide Inc.*  ....................   500,000     11,437,500
 Transaction Systems Architects, Inc.*  ..   300,000     11,381,100
 Veritas Software Corp.*  ................   120,000      6,105,000
 Wind River Systems, Inc.*  ..............   476,700     18,829,650
 Yahoo! Inc.*  ...........................   200,000     13,868,600
   Total .................................              371,087,185

Chemicals and Allied Products - 11.90%
 Abbott Laboratories  ....................   325,000     21,307,650
 Lilly (Eli) and Company  ................   400,000     27,850,000
 Pfizer Inc.  ............................   400,000     29,824,800
 Roche Holdings AG (C)  ..................     1,200     11,912,942
 Schering-Plough Corporation  ............   300,000     18,637,500
 Warner-Lambert Company  .................   140,000     17,360,000
   Total .................................              126,892,892


               See Notes to Schedules of Investments on page 44.

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Communication - 7.37%
 AirTouch Communications*  ...............   300,000  $  12,468,600
 COLT Telecom Group plc, ADR*  ...........   100,000      4,231,200
 Intermedia Communications of Florida, Inc.* 500,000     30,343,500
 Teleport Communications Group Inc.*  ....   300,000     16,481,100
 WorldCom, Inc.*  ........................   500,000     15,140,500
   Total .................................               78,664,900

Depository Institutions - 1.26%
 Credit Suisse Group,
   Registered Shares (C) .................    87,000     13,456,985

Electronic and Other Electric Equipment - 12.94%
 ADE Corporation*  .......................   179,500      3,141,250
 Advanced Fibre Communications, Inc.*  ...   600,000     17,550,000
 Altera Corp.*  ..........................   300,000      9,946,800
 ANADIGICS, Inc.*  .......................    99,000      3,007,125
 Ciena Corp.*  ...........................   100,000      6,125,000
 Excel Switching Corporation*  ...........    57,000      1,022,409
 General Electric Company  ...............   400,000     29,350,000
 Intel Corporation  ......................   200,000     14,043,600
 Linear Technology Corporation  ..........   200,000     11,512,400
 PairGain Technologies, Inc.*  ...........   400,000      7,762,400
 Tellabs*  ...............................   400,000     21,112,400
 Texas Instruments Incorporated  .........   300,000     13,500,000
   Total .................................              138,073,384

Engineering and Management Services - 4.73%
 Incyte Pharmaceuticals, Inc.*  ..........   410,000     18,296,250
 Paychex, Inc.  ..........................   330,000     16,767,960
 Quintiles Transnational Corp.*  .........   400,000     15,350,000
   Total .................................               50,414,210

Furniture and Fixtures - 1.11%
 Lear Corporation*  ......................   250,000     11,875,000

Health Services - 1.93%
 Concentra Managed Care, Inc.*  ..........   357,200     12,032,996
 Vencor, Incorporated*  ..................   350,000      8,552,950
   Total .................................               20,585,946

Industrial Machinery and Equipment - 3.16%
 Cisco Systems, Inc.*  ...................   479,700     26,773,016
 Culligan Water Technologies, Inc.*  .....   101,500      5,100,375
 Kulicke & Soffa Industries, Inc.*  ......   100,000      1,868,700
   Total .................................               33,742,091


               See Notes to Schedules of Investments on page 44.

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Instruments and Related Products - 3.78%
 Medtronic, Inc.  ........................   400,000 $   20,924,800
 STERIS Corporation*  ....................   400,000     19,400,000
   Total .................................               40,324,800

Petroleum and Coal Products - 2.71%
 Tosco Corporation  ......................   350,000     13,234,200
 Valero Energy Corporation  ..............   500,000     15,718,500
   Total .................................               28,952,700

Wholesale Trade -- Durable Goods - 3.70%
 Johnson & Johnson  ......................   175,000     11,528,125
 OmniCare, Inc.  .........................   900,000     27,900,000
   Total .................................               39,428,125

Wholesale Trade -- Nondurable Goods - 2.13%
 Cardinal Health, Inc.  ..................   301,966     22,685,196

TOTAL COMMON STOCKS - 92.39%                         $  985,585,104
 (Cost: $681,046,668)


                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Communication - 1.89%
 Ameritech Corp.,
   5.89%, 2-3-98 .........................   $20,230     20,120,775

 Depository Institutions - 1.90%
 National Australia Funding (DE) Inc.,
   5.8%, 1-12-98 .........................     8,545      8,529,856
 Toronto-Dominion Holdings USA Inc.,
   5.77%, 1-12-98 ........................    11,775     11,754,240
   Total .................................               20,284,096

 Electric, Gas and Sanitary Services - 1.74%
 Southern California Edison Company,
   5.78%, 1-15-98 ........................     5,480      5,467,682
 Western Resources Inc.,
   6.0%, 1-9-98 ..........................     7,330      7,320,227
 Wisconsin Electric Power Co.,
   5.77%, 2-10-98 ........................     5,850      5,812,495
   Total .................................               18,600,404

               See Notes to Schedules of Investments on page 44.

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Fabricated Metal Products - 0.08%
 Danaher Corporation,
   5.7227%, Master Note ..................   $   850 $      850,000

 General Merchandise Stores - 1.03%
 Dillard Investment Co. Inc.,
   5.88%, 1-6-98 .........................    11,000     10,991,017

 Nondepository Institutions - 0.30%
 Associates Corporation of North America,
   5.77%, 2-9-98 .........................     3,215      3,194,903

 Personal Services - 0.65%
 Block Financial Corp.,
   5.9%, 1-7-98 ..........................     7,000      6,993,117

 Petroleum and Coal Products - 0.38%
 BP America Inc.,
   5.9%, 1-21-98 .........................     4,055      4,041,709

 Security and Commodity Brokers - 0.23%
 Merrill Lynch & Co. Inc.,
   5.81%, 1-16-98 ........................     2,420      2,414,141

 Textile Mill Products - 0.04%
 Sara Lee Corporation,
   5.5727%, Master Note ..................       480        480,000

TOTAL SHORT-TERM SECURITIES - 8.24%                  $   87,970,162
 (Cost: $87,970,162)

TOTAL INVESTMENT SECURITIES - 100.63%                $1,073,555,266
 (Cost: $769,016,830)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.63%)      (6,761,315)

NET ASSETS - 100.00%                                 $1,066,793,951


               See Notes to Schedules of Investments on page 44.

UNITED FUNDS, INC.
DECEMBER 31, 1997


Notes to Schedules of Investments
*No dividends were paid during the preceding 12 months.

(A) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(B)  As of December 31, 1997, the following restricted security was owned:

                               Principal
                   Acquisition  Amount                  Market
     Security         Date  in Thousands    Cost        Value
     --------      ----------- --------------------------------
                                  United Bond Fund
   CHYPS CBO 1997-1 Ltd.,
     6.72%, 1-15-2010 11/25/97    $8,500$8,183,019  $8,223,750
                                        ==========  ==========
     The total market value of restricted securities represents approximately 1.56% of the total net assets at December 31, 1997.

 (C) Listed on an exchange outside the United States.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                            United
DECEMBER 31, 1997                     United             United             United        Science and
                                        Bond             Income       Accumulative         Technology
                                        Fund               Fund               Fund               Fund
Assets                          ------------     --------------     --------------     --------------
 Investment securities --
   at value (Notes 1 and 3)     $523,952,118     $6,497,814,570     $1,617,955,073     $1,073,555,266
 Cash   .....................            ---                ---                ---              4,549
 Receivables:
   Investment securities sold            ---         20,334,806                ---          1,837,439
   Dividends and interest          6,846,984          7,168,003          1,709,774            568,001
   Fund shares sold .........        888,584          7,097,178          1,053,539            961,113
 Prepaid insurance
   premium ..................         16,368             62,728             35,732             13,225
                                ------------     --------------     --------------     --------------
    Total assets  ...........    531,704,054      6,532,477,285      1,620,754,118      1,076,939,593
Liabilities                     ------------     --------------     --------------     --------------
 Payable for investment
   securities purchased                  ---          2,197,852         20,759,792                ---
 Payable to Fund
   shareholders .............      2,679,261         31,747,789             73,837          9,452,513
 Accrued service fee (Note 2)        207,098          2,549,745            602,681            393,121
 Accrued transfer agency
   and dividend disbursing
   (Note 2) .................         61,766            629,395            150,945            207,035
 Accrued management
   fee (Note 2) .............          6,172             97,186             23,933             17,444
 Due to custodian  ..........         10,733             26,608             22,950                ---
 Accrued accounting
   services fee (Note 2) ....          5,000              8,333              8,333              8,333
 Other  .....................         38,241            230,933             69,185             67,196
                                ------------     --------------     --------------     --------------
    Total liabilities              3,008,271         37,487,841         21,711,656         10,145,642
                                ------------     --------------     --------------     --------------
      Total net assets          $528,695,783     $6,494,989,444     $1,599,042,462     $1,066,793,951
Net Assets                      ============     ==============     ===============    ==============
 $1.00 par value capital stock
   Capital stock ............   $ 83,692,392     $  171,163,106     $  205,830,288     $   53,005,490
   Additional paid-in
    capital .................    445,909,085      3,367,156,982      1,251,888,135        690,471,195
 Accumulated undistributed
   income (loss):
   Accumulated undistributed
    net investment
    income  .................        369,716          1,964,249          3,786,861                ---
   Accumulated undistributed net
    realized gain (loss) on
    investment
    transactions ............    (23,247,081)       134,040,474         19,970,463         18,775,979
   Net unrealized appreciation
    of investments  .........     21,971,671      2,820,664,633        117,566,715        304,541,287
                                ------------    ---------------     --------------     --------------
    Net assets applicable to
      outstanding units
      of capital ............   $528,695,783     $6,494,989,444     $1,599,042,462     $1,066,793,951
                                ============     ==============     ==============     ==============
Net asset value per share
 (net assets divided by
 shares outstanding)
 Class A  ...................          $6.32             $37.95              $7.77             $20.13
 Class Y  ...................          $6.32             $37.95              $7.77             $20.21

Capital shares
 outstanding
 Class A  ...................     82,881,735        163,272,437        205,368,815         52,791,385
 Class Y  ...................        810,657          7,890,669            461,473            214,105

Capital shares authorized ...    400,000,000        600,000,000        600,000,000        200,000,000
                       See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended DECEMBER 31, 1997
                                                                                               United
                                      United             United             United        Science and
                                        Bond             Income       Accumulative         Technology
                                        Fund               Fund               Fund               Fund
                                ------------     --------------       ------------       ------------
Investment Income
 Income (Note 1B):
   Dividends ................   $        ---     $   75,978,463       $ 19,278,199       $  3,405,630
   Interest and
    amortization  ...........     36,844,690         18,616,823          9,900,758          5,043,858
                                ------------     --------------       ------------       ------------
    Total income  ...........     36,844,690         94,595,286         29,178,957          8,449,488
                                ------------     --------------       ------------       ------------
 Expenses (Note 2):
   Investment
    management fee ..........      2,221,667         32,837,940          8,111,304          5,997,091
   Transfer agency and
    dividend disbursing
     -- Class A  ............        818,069          6,811,413          1,525,434          2,181,649
   Service fee -- Class A ...        749,908          8,740,306          2,042,469          1,617,788
   Custodian fees ...........         17,074            384,819             86,176             57,891
   Accounting services fee ..         60,000            100,000            100,000             93,750
   Audit fees ...............         15,415             25,598             17,850             18,010
   Shareholder servicing
    fee -- Class Y ..........          8,952            374,630              6,002              7,019
   Legal fees ...............          6,296             69,847             17,088             12,308
   Other ....................        102,186            829,845            191,753            253,103
                                ------------     --------------       ------------       ------------
    Total expenses  .........      3,999,567         50,174,398         12,098,076         10,238,609
                                ------------     --------------       ------------       ------------
      Net investment
       income (loss) ........     32,845,123         44,420,888         17,080,881        (1,789,121)
                                ------------     --------------       ------------       ------------
Realized and Unrealized
 Gain (Loss) on Investments (Notes 1 and 3)
 Realized net gain
   on securities ............      2,969,351        621,709,672        312,008,177        193,782,308
 Realized net gain (loss) on foreign
   currency transactions ....            ---           (162,511)            54,791           (109,327)
                                ------------     --------------       ------------       ------------
   Realized net gain
    on investments  .........      2,969,351        621,547,161        312,062,968        193,672,981
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...............     11,847,471        724,668,926         45,070,341       (115,957,441)
                                ------------     --------------       ------------       ------------
    Net gain on
      investments ...........     14,816,822      1,346,216,087        357,133,309         77,715,540
                                ------------     --------------       ------------       ------------
      Net increase
       in net assets
       resulting from
       operations ...........    $47,661,945     $1,390,636,975       $374,214,190       $ 75,926,419
                                ============     ==============       ============       ============
                       See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended December 31, 1997                                                     United
                                      United             United              United        Science and
                                        Bond             Income        Accumulative         Technology
                                        Fund               Fund                Fund               Fund
                                ------------     --------------      --------------     --------------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income (loss)  ..........   $ 32,845,123     $   44,420,888      $   17,080,881     $  (1,789,121)
   Realized net gain
    on investments  .........      2,969,351        621,547,161         312,062,968        193,672,981
   Unrealized
    appreciation
    (depreciation)  .........     11,847,471        724,668,926          45,070,341      (115,957,441)
                                ------------     --------------      --------------     --------------
    Net increase in net
      assets resulting
      from operations .......     47,661,945      1,390,636,975         374,214,190         75,926,419
                                ------------     --------------      --------------     --------------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income
    Class A  ................    (32,938,829)       (43,070,623)        (14,624,558)               ---
    Class Y  ................       (339,238)        (2,161,477)            (34,484)               ---
   Realized net gains on
    investment transactions
    Class A  ................            ---       (534,500,984)       (344,991,667)      (194,627,909)
    Class Y  ................            ---        (25,550,868)           (761,195)          (789,437)
                                ------------     --------------      --------------     --------------
                                 (33,278,067)      (605,283,952)       (360,411,904)      (195,417,346)
                                ------------     --------------      --------------     --------------
 Capital share
   transactions (Note 5) ....    (16,340,506)       707,873,108         297,373,384        202,647,531
                                ------------     --------------      --------------     --------------
   Total increase (decrease)      (1,956,628)     1,493,226,131         311,175,670         83,156,604
Net Assets
 Beginning of period ........    530,652,411      5,001,763,313       1,287,866,792        983,637,347
                                ------------     --------------      --------------     --------------
 End of period ..............   $528,695,783     $6,494,989,444      $1,599,042,462     $1,066,793,951
                                ============     ==============      ==============     ==============
   Undistributed
    net investment
    income  .................       $369,716         $1,964,249          $3,786,861               $---
                                ============     ==============      ==============     ==============

                 *See "Financial Highlights" on pages  49 - 56.

                       See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1996                                                     United
                                      United             United              United        Science and
                                        Bond             Income        Accumulative         Technology
                                        Fund               Fund                Fund               Fund
                                ------------     --------------      --------------       ------------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income (loss)  ..........   $ 34,027,031     $   47,099,480      $   16,547,981       $ (3,044,925)
   Realized net gain
    on investments  .........      1,490,998        276,135,291         155,572,364         71,735,912
   Unrealized
    appreciation
    (depreciation)  .........    (19,287,816)       518,056,427         (28,379,142)         2,339,175
                                ------------     --------------      --------------       ------------
    Net increase in net
      assets resulting
      from operations .......     16,230,213        841,291,198         143,741,203         71,030,162
                                ------------     --------------      --------------       ------------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income
    Class A  ................    (33,563,721)       (44,582,972)        (16,526,936)               ---
    Class Y  ................       (498,286)        (1,535,780)            (39,149)               ---
   Realized net gains on
    investment transactions
    Class A  ................            ---       (223,378,753)       (126,903,435)       (57,680,201)
    Class Y  ................            ---         (6,868,127)           (256,540)          (174,464)
                                ------------     --------------      --------------       ------------
                                 (34,062,007)      (276,365,632)       (143,726,060)       (57,854,665)
                                ------------     --------------      --------------       ------------
 Capital share
   transactions (Note 5) ....    (17,992,840)       353,417,280          81,068,885        149,679,267
                                ------------     --------------      --------------       ------------
   Total increase (decrease)     (35,824,634)       918,342,846          81,084,028        162,854,764
Net Assets
 Beginning of period ........    566,477,045      4,083,420,467       1,206,782,764        820,782,583
                                ------------     --------------      --------------       ------------
 End of period ..............   $530,652,411     $5,001,763,313      $1,287,866,792       $983,637,347
                                ============     ==============      ==============       ============
   Undistributed
    net investment
    income  .................       $802,660         $2,937,972          $1,310,231               $---
                                ============     ==============      ==============       ============

                 *See "Financial Highlights" on pages    -   .

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                         For the fiscal year ended December 31,
                              -------------------------------------------------
                               1997       1996       1995       1994       1993
                              -----      -----      -----      -----      -----
Net asset value,
 beginning of period .....    $6.14      $6.34      $5.62      $6.39       6.31
                               ----       ----       ----       ----       ----
Income from investment
 operations:
 Net investment income ...     0.39       0.39       0.40       0.39       0.41
 Net realized and
   unrealized gain
   (loss) on
   investments ...........     0.19      (0.20)      0.72      (0.75)      0.41
                               ----       ----       ----       ----       ----
Total from investment
 operations  .............     0.58       0.19       1.12      (0.36)      0.82
                               ----       ----       ----       ----       ----
Less distributions:
 From net investment
   income ................    (0.40)     (0.39)     (0.40)     (0.39)     (0.41)
 From capital gains ......    (0.00)     (0.00)     (0.00)     (0.02)     (0.33)
                               ----       ----       ----       ----       ----
Total distributions ......    (0.40)     (0.39)     (0.40)     (0.41)     (0.74)
                               ----       ----       ----       ----       ----
Net asset value,
 end of period  ..........    $6.32      $6.14      $6.34      $5.62      $6.39
                              =====      =====      =====      =====      =====
Total return* ............     9.77%      3.20%     20.50%     -5.76%     13.19%
Net assets, end of
 period (000
 omitted)  ............... $523,574   $518,873   $563,445   $517,836   $641,668
Ratio of expenses to
 average net assets ......     0.77%      0.77%      0.74%      0.72%      0.65%
Ratio of net investment
 income to average
 net assets  ............      6.34%      6.34%      6.54%      6.60%      6.14%
Portfolio turnover
 rate  ..................     35.08%     55.74%     66.38%    127.11%    175.39%

  *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                                 For the
                                For the fiscal year ended    period from
                           ------------------------------    6/19/95* to
                                  12/31/97       12/31/96       12/31/95
                                ----------     ----------    -----------
Net asset value,
 beginning of period ....            $6.14          $6.34          $6.11
                                      ----           ----           ----
Income from investment
 operations:
 Net investment income ..             0.42           0.40           0.21
 Net realized and
   unrealized gain (loss)
   on investments .......             0.17          (0.20)          0.22
                                      ----           ----           ----
Total from investment
 operations  ............             0.59           0.20           0.43
                                      ----           ----           ----
Less distributions:
 From net investment
   income ...............            (0.41)         (0.40)         (0.20)
 From capital gains .....            (0.00)         (0.00)         (0.00)
                                      ----           ----           ----
Total distributions .....            (0.41)         (0.40)         (0.20)
                                      ----           ----           ----
Net asset value,
 end of period  .........            $6.32          $6.14          $6.34
                                      ====           ====           ====
Total return ............             9.91%          3.35%          7.20%
Net assets, end of
 period (000
 omitted)  ..............           $5,122        $11,779         $3,032
Ratio of expenses to
 average net assets .....             0.64%          0.62%          0.63%**
Ratio of net investment
 income to average
 net assets  ............             6.48%          6.52%          6.41%**
Portfolio turnover
 rate  ..................            35.08%         55.74%         66.38%**

  *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                         For the fiscal year ended December 31,
                              -------------------------------------------------
                                1997       1996       1995       1994      1993
                               -----      -----      -----      -----     -----
Net asset value,
 beginning of period ....     $32.91     $28.96     $23.34     $24.77    $22.05
                               -----      -----      -----      -----     -----
Income from investment
 operations:
 Net investment income ..       0.28       0.33       0.36       0.36      0.40
 Net realized and
   unrealized gain
   (loss) on
   investments ..........       8.64       5.53       6.53      (0.80)     3.11
                               -----      -----      -----      -----     -----
Total from investment
 operations  ............       8.92       5.86       6.89      (0.44)     3.51
                               -----      -----      -----      -----     -----
Less distributions:
 From net investment
   income ...............      (0.29)     (0.32)     (0.35)     (0.36)    (0.40)
 From capital gains .....      (3.59)     (1.59)     (0.92)     (0.63)    (0.39)
                               -----      -----      -----      -----     -----
Total distributions .....      (3.88)     (1.91)     (1.27)     (0.99)    (0.79)
                               -----      -----      -----      -----     -----
Net asset value,
 end of period  .........     $37.95     $32.91     $28.96     $23.34    $24.77
                              ======     ======     ======     ======    ======
Total return* ...........      27.34%     20.36%     29.60%     -1.82%    16.05%
Net assets, end of
 period (000
 omitted)  .............. $6,195,522 $4,850,419 $3,975,717 $3,144,904 $3,060,073
Ratio of expenses to
 average net assets .....       0.84%      0.86%      0.83%      0.74%     0.66%
Ratio of net investment
 income to average
 net assets  ............       0.74%      1.03%      1.31%      1.45%     1.70%
Portfolio turnover
 rate  ..................      33.59%     22.24%     17.59%     18.54%    21.70%
Average commission
 rate paid  ........         $0.0534    $0.0496


  *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                                 For the
                                For the fiscal year ended    period from
                                -------------------------    6/19/95* to
                                  12/31/97       12/31/96       12/31/95
                                ----------     ----------    -----------
Net asset value,
 beginning of period ....           $32.91         $28.96         $27.73
                                     -----          -----          -----
Income from investment
 operations:
 Net investment income ..             0.33           0.36           0.21
 Net realized and
   unrealized gain
   on investments .......             8.64           5.54           2.14
                                     -----          -----          -----
Total from investment
 operations  ............             8.97           5.90           2.35
                                     -----          -----          -----
Less distributions:
 From net investment
   income................            (0.34)         (0.36)         (0.20)
 From capital gains .....            (3.59)         (1.59)         (0.92)
                                     -----          -----          -----
Total distributions                  (3.93)         (1.95)         (1.12)
                                     -----          -----          -----
Net asset value,
 end of period  .........           $37.95         $32.91         $28.96
                                     =====          =====          =====
Total return ............            27.49%         20.53%          8.45%
Net assets, end of
 period (000
 omitted)  ..............         $299,467       $151,344       $107,703
Ratio of expenses to
 average net assets .....             0.72%          0.73%          0.74%**
Ratio of net investment
 income to average
 net assets  ............             0.85%          1.17%          1.36%**
Portfolio turnover
 rate  ..................            33.59%         22.24%         17.59%**
Average commission
 rate paid  .............          $0.0534        $0.0496

  *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                         For the fiscal year ended December 31,
                                -----------------------------------------------
                                 1997       1996       1995     1994       1993
                                -----      -----      -----    -----      -----
Net asset value,
 beginning of period            $7.75      $7.78      $6.58    $7.19      $7.50
                                 ----       ----       ----     ----       ----
Income from investment
 operations:
 Net investment
   income................        0.10       0.11       0.11     0.13       0.11
 Net realized and
   unrealized gain
   (loss) on
   investments ..........        2.14       0.82       2.12    (0.13)      0.55
                                 ----       ----       ----     ----       ----
Total from investment
 operations  ............        2.24       0.93       2.23     0.00       0.66
                                 ----       ----       ----     ----       ----
Less distributions:
 From net investment
   income ...............       (0.09)     (0.11)     (0.11)   (0.13)     (0.11)
 From capital gains             (2.13)     (0.85)     (0.92)   (0.48)     (0.84)
 In excess of
   capital gains ........       (0.00)     (0.00)     (0.00)   (0.00)     (0.02)
                                 ----       ----       ----     ----       ----
Total distributions             (2.22)     (0.96)     (1.03)   (0.61)     (0.97)
                                 ----       ----       ----     ----       ----
Net asset value,
 end of period  .........       $7.77      $7.75      $7.78    $6.58      $7.19
                                 ====       ====       ====     ====       ====
Total return* ...........       29.58%     12.18%     34.21%    0.04%      9.06%
Net assets, end of
 period (000
 omitted)  ..............  $1,595,457 $1,285,227 $1,206,128 $967,020 $1,033,774
Ratio of expenses to
 average net assets .....        0.82%      0.83%      0.80%    0.71%      0.65%
Ratio of net investment
 income to average
 net assets  ............        1.16%      1.34%      1.42%    1.76%      1.34%
Portfolio turnover
 rate  ..................      313.99%    240.37%    229.03%  205.40%    230.29%
Average commission
 rate paid  .............     $0.0565    $0.0575

  *Total return calculated without taking into account the sales load deducted on an initial purchase.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended    period from
                                -------------------------    7/11/95* to
                                  12/31/97       12/31/96       12/31/95
                                ----------     ----------    -----------
Net asset value,
 beginning of period ....             7.75          $7.78          $7.84
                                      ----           ----           ----
Income from investment
 operations:
 Net investment income ..             0.11           0.12           0.05
 Net realized and
   unrealized gain
   on investments .......             2.14           0.82           0.87
                                      ----           ----           ----
Total from investment
 operations  ............             2.25           0.94           0.92
                                      ----           ----           ----
Less distributions:
 From net investment
   income................            (0.10)         (0.12)         (0.06)
 From capital gains .....            (2.13)         (0.85)       (0.92)
                                      ----           ----           ----
Total distributions .....            (2.23)         (0.97)       (0.98)
                                      ----           ----           ----
Net asset value,
 end of period  .........            $7.77          $7.75          $7.78
                                      ====           ====           ====
Total return ............            29.67%         12.27%         11.92%
Net assets, end of
 period (000
 omitted)  ..............           $3,585         $2,640           $655
Ratio of expenses to
 average net assets .....             0.75%          0.74%          0.76%**
Ratio of net investment
 income to average
 net assets  ............             1.22%          1.45%          1.24%**
Portfolio turnover
 rate  ..................           313.99%        240.37%        229.03%**
Average commission
 rate paid  .............          $0.0565        $0.0575

  *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                         For the fiscal year ended December 31,
                                         --------------------------------------
                                1997       1996       1995       1994      1993
                               -----      -----      -----      -----     -----
Net asset value,
 beginning of period ...      $23.35     $22.89     $15.21     $14.83    $14.64
                               -----      -----      -----      -----     -----
Income from investment
 operations:
 Net investment
   income (loss) .......       (0.03)     (0.07)     (0.01)      0.00      0.01
 Net realized and
   unrealized gain on
   investments .........        1.39       2.00       8.40       1.40      1.21
                               -----      -----      -----      -----     -----
Total from investment
 operations  ...........        1.36       1.93       8.39       1.40      1.22
                               -----      -----      -----      -----     -----
Less distributions:
 From net investment
   income ..............       (0.00)     (0.00)     (0.00)     (0.00)    (0.01)
 From capital gains ....       (4.58)     (1.47)     (0.71)     (1.02)    (0.95)
 In excess of
   capital gains .......       (0.00)     (0.00)     (0.00)     (0.00)    (0.07)
                               -----      -----      -----      -----      -----
Total distributions ....       (4.58)     (1.47)     (0.71)     (1.02)    (1.03)
                               -----      -----      -----      -----      -----
Net asset value,
 end of period  ........      $20.13     $23.35     $22.89     $15.21    $14.83
                              ======     ======     ======     ======    ======
Total return* ..........        7.22%      8.35%     55.37%      9.78%     8.51%
Net assets, end of
 period (000
 omitted)  .............  $1,062,467   $980,547   $820,783   $496,503  $446,611
Ratio of expenses to
 average net assets ....        1.02%      0.98%      0.93%      0.96%     0.91%
Ratio of net investment
 income to average
 net assets  ...........       -0.18%     -0.33%     -0.07%      0.00%     0.06%
Portfolio turnover
 rate  .................       87.68%     33.90%     32.89%     64.39%    68.38%
Average commission
 rate paid  ............     $0.0586    $0.0538
  *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                   For the        For the
                                    fiscal    period from
                                year ended    2/27/96* to
                                  12/31/97       12/31/96
                                ----------     ----------
Net asset value,
 beginning of period ...            $23.38         $24.05
                                     -----          -----
Income from investment
 operations:
 Net investment
   loss ................             (0.00)         (0.02)
 Net realized and
   unrealized gain
   on investments ......              1.41           0.82
                                     -----          -----
Total from investment
 operations  ...........              1.41           0.80
                                     -----          -----
Less distributions:
 From net investment
   income ..............             (0.00)         (0.00)
 From capital gains ....             (4.58)         (1.47)
                                     -----          -----
Total distributions ....             (4.58)         (1.47)
                                     -----          -----
Net asset value,
 end of period  ........            $20.21         $23.38
                                     =====          =====
Total return ...........              7.43%          3.25%
Net assets, end of
 period (000
 omitted)  .............            $4,327         $3,090
Ratio of expenses to
 average net assets ....              0.85%          0.80%**
Ratio of net investment
 income to average
 net assets  ...........             -0.01%         -0.12%**
Portfolio turnover
 rate  .................             87.68%         33.90%**
Average commission
 rate paid  ............           $0.0586        $0.0538

  *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

NOTE 1 -- Significant Accounting Policies

     United Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the Custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked or closing prices quoted by major dealers in such stocks.
     Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards. At December 31, 1997, United Science and Technology Fund reclassified $1,898,448 between additional paid-in-capital and undistributed net investment income. In addition, for each of the Funds, the following amounts were reclassified between accumulated undistributed net investment income and accumulated undistributed net realized gain on investment transactions.

                                              Increase       Increase
                                             (Decrease)     (Decrease)
                                           Undistributed  Undistributed
                                           Net Investment  Net Realized
                                               Income          Gain
                                               ------         ------

     United Income Fund                    $(162,511)      $162,511
     United Accumulative Fund                 54,791        (54,791)
     United Science and Technology Fund     (109,327)       109,327

     Net investment income, net realized gains and net assets were not affected by these changes.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .03% of net assets for United Bond Fund, .15% of net assets for United Income Fund and United Accumulative Fund, and .20% for United Science and Technology Fund; and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $17.8 billion of combined net assets at December 31, 1997) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Corporation accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Corporation's investment manager.

     The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the four Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                Annual Fee
          (all dollars in millions)       Rate for Each Fund
          -------------------------       ------------------
          From $    0  to $   10               $      0
          From $   10  to $   25               $ 10,000
          From $   25  to $   50               $ 20,000
          From $   50  to $  100               $ 30,000
          From $  100  to $  200               $ 40,000
          From $  200  to $  350               $ 50,000
          From $  350  to $  550               $ 60,000
          From $  550  to $  750               $ 70,000
          From $  750  to $1,000               $ 85,000
               $1,000 and Over                 $100,000

     For Class A shares, the Corporation also pays WARSCO a per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Corporation pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Corporation's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Corporation) of $28,736,826, out of which W&R paid sales commissions of $16,627,651 and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Corporation paid Directors' fees of $321,632, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

     Investment securities transactions for the period ended December 31, 1997 are summarized as follows:

                                                                     United
                               United       United      United  Science and
                                 Bond       IncomeAccumulative   Technology
                                 Fund         Fund        Fund         Fund
                          ----------- ------------------------ ------------
Purchases of investment
 securities, excluding
 short-term and U.S.
 Government securities   $128,181,313$1,936,936,021$4,055,830,225$797,167,769
Purchases of U.S. Government
 securities                46,907,126          ---         ---          ---
Purchases of short-term
 securities               249,805,2952,346,850,0393,167,343,5751,588,489,713
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities    138,860,4042,084,253,1304,298,932,265 815,123,642
Proceeds from maturities and
 sales of U.S. Government
 securities                52,321,215          ---         ---          ---
Proceeds from maturities and sales
 of short-term securities 250,573,8652,107,048,5802,969,969,9111,572,758,792

     For Federal income tax purposes, cost of investments owned at December 31, 1997 and the related appreciation were as follows:

                                                                  Aggregate
                                 Cost AppreciationDepreciation Appreciation
                       -------------- --------------------------------------
United Bond Fund       $  501,980,447$   22,275,152$   (303,481)$   21,971,671
United Income Fund      3,677,131,5732,841,782,134(21,099,137) 2,820,682,997
United Accumulative     1,500,388,358  134,297,136(16,730,421)   117,566,715
 Fund
United Science and
 Technology Fund          769,016,830  360,251,075(55,712,639)   304,538,436

NOTE 4 -- Federal Income Tax Matters

     The Corporation's income and expenses attributed to each Fund and the gains and losses on security transactions of each Fund have been attributed to that Fund for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, United Income Fund, United Accumulative Fund and United Science and Technology Fund realized capital gain net income of $621,709,672, $311,820,858 and $193,782,308, respectively, during the year ended
December 31, 1997, a portion of which was paid to shareholders during the period ended December 31, 1997. Remaining capital gain net income will be distributed to each Fund's shareholders. For Federal income tax purposes, United Bond Fund realized capital gain net income of $2,969,351 during the year ended December 31, 1997, which was entirely offset by utilization of capital loss carryforwards. Remaining prior year capital loss carryforwards of United Bond Fund aggregated $23,229,705 as of December 31, 1997, and are available to offset future capital gain net income as follows: $23,148,802 through December 31, 2002 and $80,903 through December 31, 2003.

NOTE 5 -- Multiclass Operations

     On June 17, 1995, each Fund within the Corporation was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges with respect to each Fund. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Corporation. United Income Fund and United Bond Fund commenced multiclass operations on June 19, 1995 and United Accumulative Fund commenced multiclass operations on July 11, 1995. United Science and Technology Fund commenced multiclass operations on February 27, 1996.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock for the fiscal year ended December 31, 1997 are summarized below.

                                                                     United
                             United        United        United Science and
                               Bond        Income  Accumulative  Technology
                               Fund          Fund          Fund        Fund
                        -----------  ------------  ------------------------
Shares issued from sale
 of shares:
 Class A  ............    6,890,848    22,609,422     8,676,214  32,462,059
 Class Y  ............      195,545     3,328,299        51,857      71,281
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class A  ............    4,598,290    14,525,036    44,000,209   9,928,643
 Class Y  ............       48,642       741,519       104,354      41,858
Shares redeemed:
 Class A  ............  (13,058,549)  (21,267,365)  (13,115,628)(31,598,843)
 Class Y  ............   (1,350,485)     (778,441)      (35,296)    (31,198)
                         ----------    ----------    ----------  ----------
Increase (decrease) in
 outstanding capital
 shares:
 Class A  ............   (1,569,411)   15,867,093    39,560,795  10,791,859
 Class Y  ............   (1,106,298)    3,291,377       120,915      81,941
                         ----------    ----------    ----------  ----------
   Total for Fund ....   (2,675,709)   19,158,470    39,681,710  10,873,800
                         ==========    ==========    ==========  ==========
Value issued from sale
 of shares:
 Class A  ............  $42,624,034  $862,082,128  $ 77,295,991$749,062,722
 Class Y  ............    1,204,170   120,863,457       450,168   1,701,306
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class A  ............   28,302,450   542,416,253   335,422,948 186,553,441
 Class Y  ............      299,565    27,712,409       795,679     789,437
Value redeemed:
 Class A  ............  (80,507,229) (814,233,373) (116,278,756)(734,711,669)
 Class Y  ............   (8,263,496)  (30,967,766)     (312,646)   (747,706)
                        -----------  ------------  ------------------------
Increase (decrease) in
 outstanding capital:
 Class A  ............   (9,580,745)  590,265,008   296,440,183 200,904,494
 Class Y  ............   (6,759,761)  117,608,100       933,201   1,743,037
                        -----------  ------------  ------------------------

   Total for Fund .... $(16,340,506) $707,873,108  $297,373,384$202,647,531
                        ===========  ============  ========================

     Transactions in capital stock for the fiscal year ended December 31, 1996 are summarized below.

                                                                     United
                             United        United        United Science and
                               Bond        Income  Accumulative  Technology
                               Fund          Fund          Fund        Fund
                        -----------  ------------  ------------------------
Shares issued from sale
 of shares:
 Class A  ............    6,465,124    16,133,571     8,009,525  27,427,545
 Class Y  ............    1,782,344     1,298,483       379,703     139,882
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class A  ............    4,659,208     7,718,525    17,504,459   2,334,666
 Class Y  ............       44,921       258,999        38,631       7,370
Shares redeemed:
 Class A  ............  (15,509,353)  (13,716,661)  (14,780,542)(23,624,041)
 Class Y  ............     (388,283)     (677,004)     (161,934)    (15,088)
                         ----------    ----------    ----------  ----------
Increase (decrease) in
 outstanding capital
 shares:
 Class A  ............   (4,385,021)   10,135,435    10,733,442   6,138,170
 Class Y  ............    1,438,982       880,478       256,400     132,164
                         ----------    ----------    ----------  ----------
   Total for Fund ....   (2,946,039)   11,015,913    10,989,842   6,270,334
                         ==========    ==========    ==========  ==========
Value issued from sale
 of shares:
 Class A  ............  $39,560,061  $509,911,318  $ 64,177,016$676,558,274
 Class Y  ............   10,740,902    40,986,800     3,050,529   3,450,514
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class A  ............   28,366,563   250,527,856   133,871,990  55,192,015
 Class Y  ............      272,967     8,403,907       295,689     174,465
Value redeemed:
 Class A  ............  (94,554,914) (435,082,498) (118,996,801)(585,325,217)
 Class Y  ............   (2,378,419)  (21,330,103)   (1,329,538)   (370,784)
                       ------------  ------------  ------------------------
Increase (decrease) in
 outstanding capital:
 Class A  ............  (26,628,290)  325,356,676    79,052,205 146,425,072
 Class Y  ............    8,635,450    28,060,604     2,016,680   3,254,195
                       ------------  ------------  ------------------------
   Total for Fund .... $(17,992,840) $353,417,280  $ 81,068,885$149,679,267
                       ============  ============  ========================

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of United Bond Fund, United Income Fund, United Accumulative Fund, and United Science & Technology Fund (collectively the "Funds"), comprising United Funds, Inc., as of December 31, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds comprising United Funds, Inc. as of December 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
February 6, 1998

INCOME TAX INFORMATION

The amounts of the dividends and long-term capital gains below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your 1997 Federal income tax return.

                        PER-SHARE AMOUNTS REPORTABLE AS:
          --------------------------------------------------------------------
                           For Individuals                 For Corporations
                  -------------------------------------------------------------
--
  Record         OrdinaryLong-Term Capital Gain              Non- Long-Term
    Date    Total  Income   28% Rate 20% RateQualifyingQualifyingCapital Gain
----------- -------------   -------- ---------------------------------------
                                United Bond Fund
                                    Class A
  01-17-97  $0.032  $0.0320  $0.0000  $0.0000   $0.0000   $0.0320   $0.0000
  02-14-97   0.032   0.0320   0.0000   0.0000    0.0000    0.0320    0.0000
  03-14-97   0.032   0.0320   0.0000   0.0000    0.0000    0.0320    0.0000
  04-11-97   0.032   0.0320   0.0000   0.0000    0.0000    0.0320    0.0000
  05-16-97   0.032   0.0320   0.0000   0.0000    0.0000    0.0320    0.0000
  06-13-97   0.032   0.0320   0.0000   0.0000    0.0000    0.0320    0.0000
  07-11-97   0.032   0.0320   0.0000   0.0000    0.0000    0.0320    0.0000
  08-15-97   0.032   0.0320   0.0000   0.0000    0.0000    0.0320    0.0000
  09-12-97   0.032   0.0320   0.0000   0.0000    0.0000    0.0320    0.0000
  10-17-97   0.032   0.0320   0.0000   0.0000    0.0000    0.0320    0.0000
  11-14-97   0.032   0.0320   0.0000   0.0000    0.0000    0.0320    0.0000
  12-12-97   0.045   0.0450   0.0000   0.0000    0.0000    0.0450    0.0000
            ------  -------  -------  -------   -------   -------   -------
            $0.397  $0.3970  $0.0000  $0.0000   $0.0000   $0.3970   $0.0000
            ======  =======  =======  =======   =======   =======   =======
                                United Bond Fund
                                    Class Y
  01-17-97  $0.032  $0.0320  $0.0000  $0.0000   $0.0000   $0.0320   $0.0000
  02-14-97   0.033   0.0330   0.0000   0.0000    0.0000    0.0330    0.0000
  03-14-97   0.033   0.0330   0.0000   0.0000    0.0000    0.0330    0.0000
  04-11-97   0.032   0.0320   0.0000   0.0000    0.0000    0.0320    0.0000
  05-16-97   0.033   0.0330   0.0000   0.0000    0.0000    0.0330    0.0000
  06-13-97   0.033   0.0330   0.0000   0.0000    0.0000    0.0330    0.0000
  07-11-97   0.033   0.0330   0.0000   0.0000    0.0000    0.0330    0.0000
  08-15-97   0.033   0.0330   0.0000   0.0000    0.0000    0.0330    0.0000
  09-12-97   0.032   0.0320   0.0000   0.0000    0.0000    0.0320    0.0000
  10-17-97   0.033   0.0330   0.0000   0.0000    0.0000    0.0320    0.0000
  11-14-97   0.033   0.0330   0.0000   0.0000    0.0000    0.0330    0.0000
  12-12-97   0.045   0.0450   0.0000   0.0000    0.0000    0.0450    0.0000
            ------  -------  -------  -------   -------   -------   -------
            $0.405  $0.4050  $0.0000  $0.0000   $0.0000   $0.4050   $0.0000
            ======  =======  =======  =======   =======   =======   =======

                        PER-SHARE AMOUNTS REPORTABLE AS:
          --------------------------------------------------------------------
                           For Individuals                 For Corporations
                  -------------------------------------------------------------
--
  Record         OrdinaryLong-Term Capital Gain              Non- Long-Term
    Date    Total  Income   28% Rate 20% RateQualifyingQualifyingCapital Gain
----------- -------------   -------- ---------------------------------------
                               United Income Fund
                                    Class A
  03-14-97  $0.070  $0.0700  $0.0000  $0.0000   $0.0700   $0.0000   $0.0000
  06-13-97   0.070   0.0700   0.0000   0.0000    0.0700    0.0000    0.0000
  09-12-97   0.070   0.0700   0.0000   0.0000    0.0700    0.0000    0.0000
  12-12-97   3.668   0.1489   1.9320   1.5871    0.0800    0.0689    3.5191
            ------  -------  -------  -------   -------   -------   -------
            $3.878  $0.3589  $1.9320  $1.5871   $0.2900   $0.0689   $3.5191
            ======  =======  =======  =======   =======   =======   =======
                               United Income Fund
                                    Class Y
  03-14-97  $0.078  $0.0780  $0.0000  $0.0000   $0.0780   $0.0000   $0.0000
  06-13-97   0.083   0.0830   0.0000   0.0000    0.0830    0.0000    0.0000
  09-12-97   0.084   0.0840   0.0000   0.0000    0.0840    0.0000    0.0000
  12-12-97   3.679   0.1599   1.9320   1.5871    0.0910    0.0689    3.5191
            ------  -------  -------  -------   -------   -------   -------
            $3.924  $0.4049  $1.9320  $1.5871   $0.3360   $0.0689   $3.5191
            ======  =======  =======  =======   =======   =======   =======
                            United Accumulative Fund
                                    Class A
  06-13-97  $0.040  $0.0400  $0.0000  $0.0000   $0.0400   $0.0000   $0.0000
  12-12-97   2.180   1.7773   0.3681   0.0346    0.0501    1.7272    0.4027
            ------  -------  -------  -------   -------   -------   -------
            $2.220  $1.8173  $0.3681  $0.0346   $0.0901   $1.7272   $0.4027
            ======  =======  =======  =======   =======   =======   =======
                            United Accumulative Fund
                                    Class Y
  06-13-97  $0.043  $0.0430  $0.0000  $0.0000   $0.0430   $0.0000   $0.0000
  12-12-97   2.184   1.7813   0.3681   0.0346    0.0540    1.7273    0.4027
            ------  -------  -------  -------   -------   -------   -------
            $2.227  $1.8243  $0.3681  $0.0346   $0.0970   $1.7273   $0.4027
            ======  =======  =======  =======   =======   =======   =======
                       United Science and Technology Fund
                                    Class A
  06-13-97  $0.000  $0.0000  $0.0000  $0.0000   $0.0000   $0.0000   $0.0000
  12-12-97   4.580   0.0000   2.9541   1.6259    0.0000    0.0000    4.5800
            ------  -------  -------  -------   -------   -------   -------
            $4.580  $0.0000  $2.9541  $1.6259   $0.0000   $0.0000   $4.5800
            ======  =======  =======  =======   =======   =======   =======
                       United Science and Technology Fund
                                    Class Y
  06-13-97  $0.000  $0.0000  $0.0000  $0.0000   $0.0000   $0.0000   $0.0000
  12-12-97   4.580   0.0000   2.9541   1.6259    0.0000    0.0000    4.5800
            ------  -------  -------  -------   -------   -------   -------
            $4.580  $0.0000  $2.9541  $1.6259   $0.0000   $0.0000   $4.5800
            ======  =======  =======  =======   =======   =======   =======
CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal Revenue Code.

Shareholders are advised to consult with their tax advisor concerning the tax treatment of dividends and distributions from the Fund.

                          Shareholder Meeting Results

A special meeting of shareholders of United Funds, Inc. Accumulative Fund, Bond Fund, Income Fund and Science and Technology Fund was held on July 24, 1997. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.        To elect the Board of Directors;
                                                        Broker
                                     For    Withheld Non-Votes*
      Henry L. Bellmon       239,609,693   4,638,282         0
      Dodds I. Buchanan      240,078,714   4,169,261         0
      James M. Concannon     239,992,869   4,255,106         0
      John A. Dillingham     239,966,331   4,281,644         0
      Linda Graves           239,608,691   4,639,284         0
      John F. Hayes          239,615,154   4,632,821         0
      Glendon E. Johnson     239,633,866   4,614,109         0
      William T. Morgan      239,896,609   4,351,366         0
      Ronald K. Richey       239,777,691   4,470,284         0
      William L. Rogers      239,912,782   4,335,193         0
      Frank J. Ross, Jr.     240,005,579   4,242,396         0
      Eleanor B. Schwartz    239,895,527   4,352,448         0
      Keith A. Tucker        239,980,700   4,267,275         0
      Frederick Vogel III    240,097,330   4,150,645         0
      Paul S. Wise           239,666,796   4,581,179         0

Item 2. To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year;
                                            Broker
                 For   Against   Abstain Non-Votes*
         232,981,596 1,477,741 9,788,638         0

Item 3. To approve or disapprove changes to certain of its fundamental investment policies and restrictions:

       3.1  Elimination of Fundamental Restriction Regarding Restricted
            Securities
                                                         Broker
                                For   Against   AbstainNon-Votes*
     Accumulative Fund   82,252,688 2,482,768 7,321,199 260,714
     Bond Fund           42,874,271   745,391 2,898,457 122,559
     Income Fund         75,715,671 1,955,541 5,560,494 328,595
     Science and Technology Fund19,436,751656,0091,567,16869,699

       3.2 Modification of Fundamental Restriction Regarding Diversification of Assets
                                                         Broker
                                For   Against   AbstainNon-Votes*
     Accumulative Fund   82,291,892 2,444,723 7,320,040 260,714
     Bond Fund           42,867,370   746,988 2,903,761 122,559
     Income Fund         75,713,754 1,957,360 5,560,592 328,595
     Science and Technology Fund19,433,272659,4881,567,16869,699

       3.3  Elimination of Fundamental Restriction Regarding Unseasoned Issuers
                                                         Broker
                                For   Against   AbstainNon-Votes*
     Accumulative Fund   82,251,690 2,485,394 7,319,571 260,714
     Bond Fund           42,864,758   754,904 2,898,457 122,559
     Income Fund         75,671,560 1,999,326 5,560,820 328,595
     Science and Technology Fund19,436,788655,9721,567,16869,699

       3.4 Modification and/or Elimination of Fundamental Restrictions Regarding Options, Commodities, Forward Contracts and/or Futures Contracts

                                                         Broker
                                For   Against   AbstainNon-Votes*
     Accumulative Fund   82,174,161 2,543,577 7,338,917 260,714
     Bond Fund           42,809,249   807,070 2,901,800 122,559
     Income Fund         74,808,017 2,858,989 5,564,700 328,595
     Science and Technology Fund19,402,895688,5671,568,46669,699

       3.5 Elimination of Fundamental Restriction Regarding Mortgaging or Pledging Securities
                                                         Broker
                                For   Against   AbstainNon-Votes*
     Accumulative Fund   82,208,929 2,522,043 7,325,683 260,714
     Bond Fund           42,833,113   786,549 2,898,457 122,559
     Income Fund         75,637,335 2,035,186 5,559,184 328,595
     Science and Technology Fund19,421,330671,5291,567,07069,699

       3.6 Modification of Fundamental Restriction Regarding Margin Purchases of Securities
                                                         Broker
                                For   Against   AbstainNon-Votes*
     Accumulative Fund   82,244,121 2,491,708 7,320,826 260,714
     Bond Fund           42,859,001   760,661 2,898,457 122,559
     Income Fund         75,655,930 2,016,324 5,559,451 328,595
     Science and Technology Fund19,419,930672,9291,567,07069,699

       3.7 Modification of Fundamental Restriction Regarding Short Sales of Securities
                                                         Broker
                                For   Against   AbstainNon-Votes*
     Accumulative Fund   82,267,728 2,472,521 7,316,407 260,714
     Bond Fund           42,845,893   773,769 2,898,457 122,559
     Income Fund         75,673,836 1,989,262 5,568,607 328,595
     Science and Technology Fund19,433,194659,6641,567,07069,699

       3.8 Elimination of Fundamental Restriction Regarding Investment in Warrants and Rights
                                                         Broker
                                For   Against   AbstainNon-Votes*
     Accumulative Fund   82,253,561 2,477,411 7,325,683 260,714
     Bond Fund           42,858,201   761,461 2,898,457 122,559
     Income Fund         75,700,207 1,970,234 5,561,264 328,595
     Science & Technology Fund19,437,366655,4931,567,070 69,699

       3.9  Elimination of Fundamental Restriction Regarding Arbitrage
            Transactions
                                                         Broker
                                For   Against   AbstainNon-Votes*
     Accumulative Fund   82,242,454 2,494,630 7,319,570 260,714
     Bond Fund           42,849,989   769,673 2,898,457 122,559
     Income Fund         75,674,249 1,991,763 5,565,694 328,595
     Science and Technology Fund19,424,492668,3671,567,07069,699

       3.10 Elimination of Fundamental Restriction Regarding Investments in Issuers Whose Securities are Owned by Certain Persons
                                                         Broker
                                For   Against   AbstainNon-Votes*
     Accumulative Fund   82,263,017 2,474,068 7,319,572 260,714
     Bond Fund           42,867,615   752,047 2,898,457 122,559
     Income Fund         75,709,764 1,957,277 5,564,665 328,595
     Science and Technology Fund19,437,872654,8861,567,16869,699

       3.11 Modification of Fundamental Policy Regarding Loans
                                                         Broker
                                For   Against   AbstainNon-Votes*

     Accumulative Fund   82,309,259 2,426,198 7,321,199 260,714
     Bond Fund           42,863,011   756,651 2,898,457 122,559
     Income Fund         75,736,943 1,935,177 5,559,585 328,595
     Science and Technology Fund19,443,737648,5531,567,63869,699

Item 4.        For United Income Fund only:  To approve a change in the Fund's goal;
                                            Broker
                 For   Against   Abstain Non-Votes*
          74,256,290 3,151,388 5,824,027   328,595

Item 5. To amend the terms of the service plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.
                                                         Broker
                                For   Against   AbstainNon-Votes*
     Accumulative Fund   79,563,171 2,836,396 9,478,506 111,279
     Bond Fund           41,197,141   925,531 3,899,297  32,082
     Income Fund         67,501,083 2,753,234 6,990,407  75,426
     Science and Technology Fund18,786,611740,6102,031,68220,017

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

This report is submitted for the general information of the shareholders of United Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the United Funds, Inc. current prospectus.




To all traditional IRA Planholders:
As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.





DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona



OFFICERS
Keith A. Tucker, President
James C. Cusser, Vice President
Abel Garcia, Vice President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Antonio Intagliata, Vice President
Sharon K. Pappas, Vice President and Secretary
Carl E. Sturgeon, Vice President
Russell E. Thompson, Vice President
James D. Wineland, Vice President

THE UNITED GROUP OF MUTUAL FUNDS
-------------------------------------------------------------------

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.
















------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465



Our INTERNET address is:
  http://www.waddell.com


NUR1000A(12-97)
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